UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: November 30, 2020

Item 1. Reports to Stockholders.

(a) Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1).

NORTHERN INSTITUTIONAL FUNDS
MONEY MARKET PORTFOLIOS

ANNUAL REPORT

NOVEMBER 30, 2020

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

2	PORTFOLIO MANAGEMENT COMMENTARY

6	STATEMENTS OF ASSETS AND LIABILITIES

7	STATEMENTS OF OPERATIONS

8	STATEMENTS OF CHANGES IN NET ASSETS

10	FINANCIAL HIGHLIGHTS

18	SCHEDULES OF INVESTMENTS

18	TREASURY PORTFOLIO
Ticker Symbols:
Shares: NITXX
Premier: NTPXX

22	U.S. GOVERNMENT PORTFOLIO
Ticker Symbols:
Shares: BNGXX
Service: BGCXX

26	U.S. GOVERNMENT SELECT PORTFOLIO
Ticker Symbols:
Shares: BGSXX
Service: BSCXX
Williams Capital Shares: WCGXX

31	MUNICIPAL PORTFOLIO
Ticker Symbols:
Shares: NMUXX

38	NOTES TO THE FINANCIAL STATEMENTS

47	REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

48	TAX AND DISTRIBUTION INFORMATION

49	FUND EXPENSES

50	TRUSTEES AND OFFICERS

54	INVESTMENT CONSIDERATIONS

55	INDEX DEFINITIONS

56	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolios. Although each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio, seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Because the share price of the Municipal Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

The Municipal Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Municipal Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Fears of the global COVID-19 pandemic and resulting widespread shutdowns of commerce across the globe prompted a sharp repricing of global markets in February and March 2020. Prices of U.S. equities tumbled, with many markets suffering their worst performance since the 2008-2009 financial crisis. The U.S. Federal Reserve (“Fed”) reacted to the sharp decline in economic activity with historic measures, cutting the federal funds target rate (“fed funds rate”) twice in emergency meetings by a total of 150 basis points in just two weeks in March 2020. The fed funds rate now sits at 0.00% to 0.25%. At its June 2020 meeting, the Fed’s Federal Open Market Committee (“FOMC”) sent a strong signal to markets with its summary of economic projections indicating that its target range is likely to remain pinned at 0.00% to 0.25% for years to come.

The money markets were not immune to the significant volatility and challenging liquidity conditions observed across global markets during the onset of the pandemic. Government money market funds experienced record inflows between February and May 2020 before seeing a slow retreat in assets through the remainder of the 2020 period, as the Fed’s unprecedented support prompted U.S. equities to stage an impressive rebound. Additionally, the need to fund fiscal stimulus measures pushed the supply of U.S. Treasury bills meaningfully higher throughout the first half of 2020—welcome but temporary relief for government money market funds. A reduction in supply toward the end of the 2020 period supported a slow decline in the yields of U.S. Treasury bills and other government money market instruments. We viewed the money market yield curve as attractive relative to the expected pace of rate cuts and managed the Portfolio’s duration to be long relative to its peer group throughout 2020. We will continue to monitor market pricing closely and selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2020, the Portfolio posted a 0.54% (Shares class) return, compared with the 0.40% return of the iMoneyNet Fund Average™ — Treasury & Repo Institutional category. As of November 30, 2020, the Portfolio’s 7-day current yield was 0.01% (Shares class). The Portfolio also includes voluntary expense reimbursements that may change or end at any time. Without the voluntary expense reimbursements, the 7-day current yield as of November 30, 2020 would have been 0.00% (Shares class).

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2020

TOTAL RETURN	SHARES	PREMIER SHARES(1)	IMONEYNET FUND AVERAGE™ – TREASURY & REPO INSTL
ONE YEAR	0.54%	0.50%	0.40%
FIVE YEAR	1.05	N/A	0.87
TEN YEAR	0.53	N/A	0.44

(1)	Premier shares commenced operations on August 1, 2016.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Past performance may reflect voluntary and contractual expense reimbursements. In their absence, performance would be reduced.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2021 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2020, the maturity analysis for the Treasury Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the
iMoneyNet Money Fund Report
Averages, which are composites of
professionally managed money
market investments with similar
investment objectives.

Information about Investment
Considerations and Index Definitions
can be found on pages 54 and 55.

OVERNIGHT (1 BUSINESS DAY)	46.5%
2 - 15 DAYS	7.8
16 - 30 DAYS	2.9
31 - 60 DAYS	9.9
61 - 97 DAYS	9.7
98 - 180 DAYS	14.2
181 - 270DAYS	5.4
271 - 366 DAYS	3.3
367 - 397 DAYS	0.3

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Fears of the global COVID-19 pandemic and resulting widespread shutdowns of commerce across the globe prompted a sharp repricing of global markets in February and March 2020. Prices of U.S. equities tumbled, with many markets suffering their worst performance since the 2008-2009 financial crisis. The U.S. Federal Reserve (“Fed”) reacted to the sharp decline in economic activity with historic measures, cutting the federal funds target rate (“fed funds rate”) twice in emergency meetings by a total of 150 basis points in just two weeks in March 2020. The fed funds rate now sits at 0.00% to 0.25%. At its June 2020 meeting, the Fed’s Federal Open Market Committee (“FOMC”) sent a strong signal to markets with its summary of economic projections indicating that its target range is likely to remain pinned at 0.00% to 0.25% for years to come.

The money markets were not immune to the significant volatility and challenging liquidity conditions observed across global markets during the onset of the pandemic. Government money market funds experienced record inflows between February and May 2020 before seeing a slow retreat in assets through the remainder of the 2020 period, as the Fed’s unprecedented support prompted U.S. equities to stage an impressive rebound. Additionally, the need to fund fiscal stimulus measures pushed the supply of U.S. Treasury bills meaningfully higher throughout the first half of 2020—welcome but temporary relief for government money market funds. A reduction in supply toward the end of the 2020 period supported a slow decline in the yields of U.S. Treasury bills and other government money market instruments. We viewed the money market yield curve as attractive relative to the expected pace of rate cuts and managed the Portfolio’s duration to be long relative to its peer group throughout 2020. We will continue to monitor market pricing closely and selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2020, the Portfolio posted a 0.49% (Shares class) return, compared with the 0.43% return of the iMoneyNet Fund Average™ — Government/Agencies Institutional category. As of November 30, 2020, the Portfolio’s 7-day current yield was 0.00% (Shares class). The Portfolio also includes voluntary expense reimbursements that may change or end at any time. Without the voluntary expense reimbursements, the 7-day current yield as of November 30, 2020 would have been -0.07% (Shares class).

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2020

TOTAL RETURN	SHARES	SERVICE SHARES	IMONEYNET FUND AVERAGE™ – GOVT/ AGENCIES INSTL
ONE YEAR	0.49%	0.49%	0.43%
FIVE YEAR	0.97	0.97	0.89
TEN YEAR	0.49	0.49	0.46

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Past performance may reflect voluntary and contractual expense reimbursements. In their absence, performance would be reduced.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.25%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2021 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2020, the maturity analysis for the U.S. Government Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the
iMoneyNet Money Fund Report
Averages, which are composites of
professionally managed money
market investments with similar
investment objectives.

Information about Investment
Considerations and Index Definitions
can be found on pages 54 and 55.

OVERNIGHT (1 BUSINESS DAY)	53.3%
2 - 15 DAYS	9.9
16 - 30 DAYS	2.3
31 - 60 DAYS	5.7
61 - 97 DAYS	7.7
98 - 180 DAYS	12.5
181 - 270 DAYS	4.8
271 - 366 DAYS	3.8

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Fears of the global COVID-19 pandemic and resulting widespread shutdowns of commerce across the globe prompted a sharp repricing of global markets in February and March 2020. Prices of U.S. equities tumbled, with many markets suffering their worst performance since the 2008-2009 financial crisis. The U.S. Federal Reserve (“Fed”) reacted to the sharp decline in economic activity with historic measures, cutting the federal funds target rate (“fed funds rate”) twice in emergency meetings by a total of 150 basis points in just two weeks in March 2020. The fed funds rate now sits at 0.00% to 0.25%. At its June 2020 meeting, the Fed’s Federal Open Market Committee (“FOMC”) sent a strong signal to markets with its summary of economic projections indicating that its target range is likely to remain pinned at 0.00% to 0.25% for years to come.

The money markets were not immune to the significant volatility and challenging liquidity conditions observed across global markets during the onset of the pandemic. Government money market funds experienced record inflows between February and May 2020 before seeing a slow retreat in assets through the remainder of the 2020 period, as the Fed’s unprecedented support prompted U.S. equities to stage an impressive rebound. Additionally, the need to fund fiscal stimulus measures pushed the supply of U.S. Treasury bills meaningfully higher throughout the first half of 2020—welcome but temporary relief for government money market funds. A reduction in supply toward the end of the 2020 period supported a slow decline in the yields of U.S. Treasury bills and other government money market instruments. We viewed the money market yield curve as attractive relative to the expected pace of rate cuts and managed the Portfolio’s duration to be long relative to its peer group throughout 2020. We will continue to monitor market pricing closely and selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2020, the Portfolio posted a 0.53% (Shares class) return, compared with the 0.43% return of the iMoneyNet Fund Average™ — Government/Agencies Institutional category. As of November 30, 2020, the Portfolio’s 7-day current yield was 0.02% (Shares class). The Portfolio also includes voluntary expense reimbursements that may change or end at any time. Without the voluntary expense reimbursements, the 7-day current yield as of November 30, 2020 would have been -0.02% (Shares class).

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2020

TOTAL RETURN	SHARES	SERVICE SHARES	WILLIAMS CAPITAL SHARES (1)	IMONEYNET FUND AVERAGE™ – GOVT/AGENCIES INSTL
ONE YEAR	0.53%	0.53%	0.53%	0.43%
FIVE YEAR	1.02	1.02	1.02	0.89
TEN YEAR	0.51	0.51	N/A	0.46

(1)	Williams Capital Shares commenced operations on September 15, 2014.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Past performance may reflect voluntary and contractual expense reimbursements. In their absence, performance would be reduced. Prior to November 4, 2019, the Williams Capital Shares were offered exclusively to clients of The Williams Capital Group, L.P. Effective November 4, 2019, The Williams Capital Group, L.P. merged with Siebert Cisneros Shank & Co., LLC and the combined firm was renamed Siebert Williams Shank & Co., LLC (“SWS”). SWS is not affiliated with Northern Funds Distributors, LLC or Northern Trust.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2021 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2020, the maturity analysis for the U.S. Government Select Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the iMoneyNet
Money Fund Report Averages, which are
composites of professionally managed money
market investments with similar investment
objectives.

Information about Investment Considerations
and Index Definitions can be found on pages
54 and 55.

OVERNIGHT (1 BUSINESS DAY)	45.6%
2 - 15 DAYS	10.4
16 - 30 DAYS	3.2
31 - 60 DAYS	8.3
61 - 97 DAYS	5.2
98 - 180 DAYS	22.1
181 - 270DAYS	2.0
271 - 366 DAYS	3.2

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

MUNICIPAL PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

The Board of Trustees (the “Board”) of Northern Institutional Funds (the “Trust”) has determined, after consideration of a number of factors, that it is in the best interests of the Municipal Portfolio and its shareholders that the Portfolio be liquidated and terminated on or about February 12, 2021 pursuant to a plan of liquidation approved by the Board. The liquidation date may be changed at the discretion of the Trust’s officers.

The Municipal Portfolio provided institutional investors with tax-exempt returns, a diversified municipal portfolio and liquidity throughout its most recent fiscal year. For the most recent fiscal year ended November 30, 2020, the Portfolio posted a 0.49% (Shares class) return, compared with the 0.49% return of the iMoneyNet Fund AverageTM —Tax-Free Institutional category. As of November 30, 2020, the Portfolio’s 7-day current yield was 0.00% (Shares class). The Portfolio also includes voluntary expense reimbursements that may change or end at any time. Without the voluntary expense reimbursements, the 7-day current yield as of November 30, 2020 would have been -.06% (Shares class). The period saw significant challenges and changes within the global markets, which in turn spurred significant volatility in the municipal markets.

In March 2020, investors began to come to terms with the fact that the COVID-19 virus would spread widely and have a significant impact on the global economy. As a result, many investors moved out of credit instruments in favor of U.S. Treasury securities. While the municipal markets witnessed a significant amount of selling during the first quarter 2020, demand for the asset class gathered momentum as we moved through the 12-month fiscal period. In April 2020, the Federal Open Market Committee (“FOMC”) put in place the Money Market Mutual Fund Liquidity Facility (“MMLF”) designed to support municipal credits needing access to funding, which lifted the municipal markets to some degree. The Portfolio sold securities to a financial institution in connection with the MMLF. As the period progressed, new municipal issuance grew significantly, and was on track to reach record levels by the end of calendar year 2020. While issuance was robust, so was demand, as municipal markets saw demand exceed available supply over much of the period.

The portfolio managers worked with our municipal credit analysts to review holdings in the Portfolio that would be in the best position to navigate an economy in the midst of a pandemic. Partnering with analysts, the managers worked to identify credits, including essential service and general obligation issues, that could weather the storm. In addition, the Portfolio locked in fixed-rate yield by purchasing select tax and revenue anticipation notes. Lastly, liquidity was managed through purchases of daily and weekly municipal variable rate demand notes (“VRDNs”). Highly liquid VRDNs averaged approximately 90% of Portfolio’s holdings during the fiscal year. Because these securities can be tendered at par within five business days, VRDNs helped to anchor the Portfolio’s net asset value and provide a high level of liquidity.

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2020

TOTAL RETURN	SHARES	IMONEYNET FUND AVERAGE™ – TAX-FREE INSTL
ONE YEAR	0.49%	0.49%
FIVE YEAR	0.77	0.74
TEN YEAR	0.39	0.39

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Past performance may reflect voluntary and contractual expense reimbursements. In their absence, performance would be reduced.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2021 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2020, the maturity analysis for the Municipal Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the iMoneyNet
Money Fund Report Averages, which are
composites of professionally managed money
market investments with similar investment
objectives.

Information about Investment Considerations
and Index Definitions can be found on pages
54 and 55.

OVERNIGHT (1 BUSINESS DAY)	19.3%
2 - 15 DAYS	77.7
61 - 97 DAYS	0.7
98 - 180 DAYS	0.6
181 - 270 DAYS	1.7

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Income from the Municipal Portfolio may be subject to federal alternative minimum tax (AMT) and state and local taxes.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	NOVEMBER 30, 2020

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at value	$48,407,790	$10,732,639	$26,473,512	$178,435
Repurchase agreements, at value	31,474,181	6,394,687	15,337,881	–
Cash	3,827,658	33,855	795,635	1,422
Interest income receivable	49,063	5,935	15,414	92
Receivable for securities sold	34,316	–	–	5,000
Receivable for fund shares sold	169	36,554	–	–
Receivable from affiliates for expense reimbursements	2,009	962	1,094	9
Prepaid and other assets	275	44	119	8
Total Assets	83,795,461	17,204,676	42,623,655	184,966
LIABILITIES:
Payable for securities purchased	1,520,939	167,193	550,410	975
Payable for fund shares redeemed	1,302,917	5,731	51,575	–
Distributions payable to shareholders	660	–	393	–
Payable to affiliates:
Management fees	8,892	3,432	6,356	29
Custody fees	1,122	245	522	3
Shareholder servicing fees	2,221	–	–	–
Transfer agent fees	2,149	458	1,062	5
Trustee fees	39	106	71	3
Accrued other liabilities	2,636	734	1,486	66
Total Liabilities	2,841,575	177,899	611,875	1,081
Net Assets	$80,953,886	$17,026,777	$42,011,780	$183,885
ANALYSIS OF NET ASSETS:
Capital stock	$80,952,381	$17,026,303	$42,010,393	$183,887
Distributable earnings (loss)	1,505	474	1,387	(2)
Net Assets	$80,953,886	$17,026,777	$42,011,780	$183,885
Net Assets:
Shares	$25,932,036	$17,026,776	$40,300,072	$183,885
Service Shares	–	1	147,620	–
Premier Shares	55,021,850	–	–	–
Williams Capital Shares	–	–	1,564,088	–
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	25,931,431	17,026,269	40,298,761	183,892
Service Shares	–	1	147,616	–
Premier Shares	55,020,950	–	–	–
Williams Capital Shares	–	–	1,564,036	–
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.0000
Service Shares	–	1.00	1.00	–
Premier Shares	1.00	–	–	–
Williams Capital Shares	–	–	1.00	–
Investments, at cost	$48,407,790	$10,732,639	$26,473,512	$178,432
Repurchase agreements, at cost	31,474,181	6,394,687	15,337,881	–

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2020

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$437,325	$123,173	$230,581	$1,973
Income from affiliates (Note 5)	3,425	181	967	–
Total Investment Income	440,750	123,354	231,548	1,973
EXPENSES:
Management fees	99,999	43,357	69,729	470
Custody fees	5,718	1,391	2,849	22
Transfer agent fees	11,537	2,827	5,810	39
Blue sky fees	57	73	89	47
SEC fees	2,547	601	1,329	45
Printing fees	66	22	58	8
Audit fees	35	13	20	7
Legal fees	298	139	198	79
Shareholder servicing fees	24,399	–	–	–
Trustee fees	661	190	364	13
Other	693	265	450	24
Total Expenses	146,010	48,878	80,896	754
Less expenses voluntarily reimbursed by investment adviser	(2,858)	(1,982)	(8,165)	(45)
Less expenses contractually reimbursed by investment adviser	(5,248)	(1,480)	(2,843)	(207)
Less custodian credits	–	(10)	–	(8)
Net Expenses	137,904	45,406	69,888	494
Net Investment Income	302,846	77,948	161,660	1,479
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	1,477	520	1,427	(1)
Net change in unrealized depreciation on:
Investments	–	–	–	(25)
Net Gains (Losses)	1,477	520	1,427	(26)
Net Increase in Net Assets Resulting from Operations	$304,323	$78,468	$163,087	$1,453

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	TREASURY PORTFOLIO		U.S. GOVERNMENT PORTFOLIO
Amounts in thousands	2020	2019	2020	2019
OPERATIONS:
Net investment income	$302,846	$947,393	$77,948	$299,402
Net realized gains (losses)	1,477	1,047	520	144
Net change in unrealized appreciation (depreciation)	–	–	–	–
Net Increase in Net Assets Resulting from Operations	304,323	948,440	78,468	299,546
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	13,002,563	8,697,403	1,888,335	1,940,251
Net increase (decrease) in net assets resulting from Service Shares transactions	–	–	(1,975)	683
Net increase in net assets resulting from Premier Shares transactions	16,389,978	4,582,147	–	–
Net increase in net assets resulting from Williams Capital Shares transactions	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	29,392,541	13,279,550	1,886,360	1,940,934
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(100,024)	(175,796)	(78,079)	(299,582)
Total Distributions to Shares Shareholders	(100,024)	(175,796)	(78,079)	(299,582)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	–	–	(10)	(29)
Total Distributions to Service Shares Shareholders	–	–	(10)	(29)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(203,869)	(771,934)	–	–
Total Distributions to Premier Shares Shareholders	(203,869)	(771,934)	–	–
DISTRIBUTIONS TO WILLIAMS CAPITAL SHARES SHAREHOLDERS:
Distributable earnings	–	–	–	–
Total Distributions to Williams Capital Shares Shareholders	–	–	–	–
Total Increase (Decrease) in Net Assets	29,392,971	13,280,260	1,886,739	1,940,869
NET ASSETS:
Beginning of year	51,560,915	38,280,655	15,140,038	13,199,169
End of year	$80,953,886	$51,560,915	$17,026,777	$15,140,038

(1)	The number of shares approximates the dollar amount of transactions, except for Municipal Portfolio (see Note 8).

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO
2020	2019	2020	2019

$161,660	$537,491	$1,479	$5,172
1,427	257	(1)	–
–	–	(25)	26
163,087	537,748	1,453	5,198

14,407,059	1,930,209	(144,910)	(61,264)
4,455	30,127	–	(1,289)
–	–	–	–
1,108,200	239,470	–	–
15,519,714	2,199,806	(144,910)	(62,553)

(157,637)	(529,798)	(1,479)	(5,171)
(157,637)	(529,798)	(1,479)	(5,171)

(638)	(2,201)	–	(2)
(638)	(2,201)	–	(2)

–	–	–	–
–	–	–	–

(3,642)	(5,669)	–	–
(3,642)	(5,669)	–	–
15,520,884	2,199,886	(144,936)	(62,528)

26,490,896	24,291,010	328,821	391,349
$42,011,780	$26,490,896	$183,885	$328,821

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

TREASURY PORTFOLIO	SHARES
Selected per share data	2020		2019		2018		2017		2016
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.02		0.02		0.01		–	(1)
Net realized gains (losses)(1)	–		–		–		–		–
Total from Investment Operations	0.01		0.02		0.02		0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.02)		(0.02)		(0.01)		–	(1)
From net realized gains	–		–	(1)	–	(1)	–		–
Total Distributions Paid	(0.01)		(0.02)		(0.02)		(0.01)		–
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (2)	0.54	%(3)	2.17%		1.63%		0.70%		0.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$25,932,036		$12,929,215		$4,231,663		$11,867,693		$9,790,988
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%		0.15	%(4)	0.15	%(4)	0.15	%(4)	0.15	%(4),(5)
Expenses, before waivers, reimbursements and credits	0.16%		0.16%		0.16%		0.16%		0.20	%(5)
Net investment income, net of waivers, reimbursements and credits	0.35%		2.09	%(4)	1.46	%(4)	0.71	%(4)	0.22	%(4),(5)
Net investment income, before waivers, reimbursements and credits	0.34%		2.08%		1.45%		0.70%		0.17	%(5)

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $124,000 and had no effect on the Portfolio’s total return (see Note 4).

(4)	The impact on Net Assets due to any custody credits is less than 0.005%.
(5)

Effective August 1, 2016, the investment adviser reduced the management fees paid by the Portfolio. Effective August 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.15%. Prior to August 1, 2016, the expense limitation had been 0.20%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	PREMIER
Selected per share data	2020		2019		2018		2017		2016 (1)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(2)	0.02		0.02		0.01		–	(2)
Net realized gains (losses)(2)	–		–		–		–		–
Total from Investment Operations	–		0.02		0.02		0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	–	(2)	(0.02)		(0.02)		(0.01)		–	(2)
From net realized gains	–		–	(2)	–	(2)	–		–
Total Distributions Paid	–		(0.02)		(0.02)		(0.01)		–
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (3)	0.50	%(4)	2.12%		1.58%		0.65%		0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$55,021,850		$38,631,700		$34,048,992		$33,507,259		$24,476,939
Ratio to average net assets of: (5)
Expenses, net of waivers, reimbursements and credits	0.20%		0.20	%(6)	0.20	%(6)	0.20	%(6)	0.20	%(6)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.41%		2.11	%(6)	1.57	%(6)	0.67	%(6)	0.21	%(6)
Net investment income, before waivers, reimbursements and credits	0.40%		2.10%		1.56%		0.66%		0.20%

(1)	For the period August 1, 2016 (commencement of operations) through November 30, 2016.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $2,734,000. Total return excluding the voluntary reimbursement would have been 0.49% (see Note 4).

(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2020		2019	2018	2017		2016
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1),(2)	0.02	0.02	0.01	(1)	–	(2)
Net realized gains (losses)(2)	–		–	–	–		–
Total from Investment Operations	–		0.02	0.02	0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	–	(2)	(0.02)	(0.02)	(0.01)		–	(2)
Total Distributions Paid	–		(0.02)	(0.02)	(0.01)		–
Net Asset Value, End of Year	$1.00		$1.00	$1.00	$1.00		$1.00
Total Return(3)	0.49	%(4)	2.09%	1.54%	0.62%		0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$17,026,776		$15,138,062	$13,197,876	$13,905,729		$4,919,953
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits(5)	0.24%		0.25%	0.25%	0.25	%(6)	0.30	%(7)
Expenses, before waivers, reimbursements and credits	0.26%		0.26%	0.26%	0.30	%(6)	0.37%
Net investment income, net of waivers, reimbursements and credits(5)	0.41%		2.07%	1.53%	0.62	%(6)	0.10	%(7)
Net investment income, before waivers, reimbursements and credits	0.39%		2.06%	1.52%	0.57	%(6)	0.03%

(1)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $1,982,000.Total return excluding the voluntary reimbursement would have been 0.48% (see Note 4).

(5)	The impact on Net Assets due to any custody credits is less than 0.005%.
(6)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.
(7)

Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO	SERVICE
Selected per share data	2020		2019	2018	2017		2016
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1),(2)	0.02	0.02	0.01	(1)	–	(2)
Net realized gains (losses)(2)	–		–	–	–		–
Total from Investment Operations	–		0.02	0.02	0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	–	(2)	(0.02)	(0.02)	(0.01)		–	(2)
Total Distributions Paid	–		(0.02)	(0.02)	(0.01)		–
Net Asset Value, End of Year	$1.00		$1.00	$1.00	$1.00		$1.00
Total Return (3)	0.49	%(4)	2.09%	1.54%	0.62%		0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1		$1,976	$1,293	$1,580		$575
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits(5)	0.24%		0.25%	0.25%	0.25	%(6)	0.32	%(7)
Expenses, before waivers, reimbursements and credits	0.26%		0.26%	0.26%	0.30	%(6)	0.36%
Net investment income, net of waivers, reimbursements and credits(5)	0.49%		2.03%	1.50%	0.66	%(6)	0.08	%(7)
Net investment income, before waivers, reimbursements and credits	0.47%		2.02%	1.49%	0.61	%(6)	0.04%

(1)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of less than $1,000. Total return excluding the voluntary reimbursement would have been 0.48% (see Note 4).

(5)	The impact on Net Assets due to any custody credits is less than 0.005%.
(6)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.
(7)

Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2020		2019	2018		2017		2016
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.02	0.02		0.01		–	(1)
Net realized gains (losses)(1)	–		–	–		–		–
Total from Investment Operations	0.01		0.02	0.02		0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.02)	(0.02)		(0.01)		–	(1)
From net realized gains	–		–(1)	–(1)		–		–
Total Distributions Paid	(0.01)		(0.02)	(0.02)		(0.01)		–
Net Asset Value, End of Year	$1.00		$1.00	$1.00		$1.00		$1.00
Total Return (2)	0.53	%(3)	2.13%	1.58%		0.66%		0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$40,300,072		$25,891,894	$23,961,606		$23,555,556		$23,689,538
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.18%		0.20%	0.20	%(4)	0.20	%(4)	0.20	%(4)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%	0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.42%		2.10%	1.57	%(4)	0.66	%(4)	0.20	%(4)
Net investment income, before waivers, reimbursements and credits	0.39%		2.09%	1.56%		0.65%		0.19%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,812,000. Total return excluding the voluntary reimbursement would have been 0.51% (see Note 4).

(4)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO				SERVICE
Selected per share data	2020		2019	2018		2017		2016
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.02	0.02		0.01		–	(1)
Net realized gains (losses)(1)	–		–	–		–		–
Total from Investment Operations	0.01		0.02	0.02		0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.02)	(0.02)		(0.01)		–	(1)
From net realized gains	–		– (1)	–	(1)	–		–
Total Distributions Paid	(0.01)		(0.02)	(0.02)		(0.01)		–
Net Asset Value, End of Year	$1.00		$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.53	%(3)	2.13%	1.58%		0.66%		0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$147,620		$143,163	$113,037		$127,777		$172,258
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.18%		0.20%	0.20	%(4)	0.20	%(4)	0.20	%(4)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%	0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.51%		2.06%	1.59	%(4)	0.65	%(4)	0.21	%(4)
Net investment income, before waivers, reimbursements and credits	0.48%		2.05%	1.58%		0.64%		0.20%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $29,000. Total return excluding the voluntary reimbursement would have been 0.50% (see Note 4).

(4)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	WILLIAMS CAPITAL
Selected per share data	2020		2019	2018		2017		2016
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00		$1.00		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.02	0.02		0.01		–	(1)
Net realized gains (losses)(1)	–		–	–		–		–
Total from Investment Operations	0.01		0.02	0.02		0.01		–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.02)	(0.02)		(0.01)		–	(1)
From net realized gains	–		– (1)	–	(1)	–		–
Total Distributions Paid	(0.01)		(0.02)	(0.02)		(0.01)		—
Net Asset Value, End of Year	$1.00		$1.00	$1.00		$1.00		$1.00
Total Return(2)	0.53	%(3)	2.13%	1.58%		0.66%		0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,564,088		$455,839	$216,367		$472,479		$474,161
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.18%		0.20%	0.20	%(4)	0.20	%(4)	0.20	%(4)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%	0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.25%		2.06%	1.54	%(4)	0.66	%(4)	0.21	%(4)
Net investment income, before waivers, reimbursements and credits	0.22%		2.05%	1.53%		0.65%		0.20%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Williams Capital class of the Portfolio in the amount of approximately $324,000. Total return excluding the voluntary reimbursement would have been 0.51% (see Note 4).

(4)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2020		2019	2018	2017	2016
Net Asset Value, Beginning of Year	$1.0000		$0.9999	$0.9999	$1.0001	$1.0000 (1)
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0049		0.0132	0.0117	0.0057	0.0016 (2)
Net realized and unrealized gains (losses)	–		0.0001	– (3)	0.0001	0.0009
Net increase from payment by affiliate	–		–	–	–	– (3)
Total from Investment Operations	0.0049		0.0133	0.0117	0.0058	0.0025
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0049)		(0.0132)	(0.0117)	(0.0060)	(0.0021)
From net realized gains	–		–	–	– (3)	(0.0003)
Total Distributions Paid	(0.0049)		(0.0132)	(0.0117)	(0.0060)	(0.0024)
Net Asset Value, End of Year	$1.0000		$1.0000	$0.9999	$0.9999	$1.0001
Total Return (4)	0.49	%(5)	1.34%	1.18%	0.58%	0.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$183,885		$328,821	$390,060	$217,750	$747,324
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits (6)	0.19%		0.20%	0.21%	0.20%	0.15%
Expenses, before waivers, reimbursements and credits	0.29%		0.26%	0.25%	0.28%	0.22%
Net investment income, net of waivers, reimbursements and credits (6)	0.57%		1.33%	1.18%	0.53%	0.16%
Net investment income, before waivers, reimbursements and credits	0.47%		1.27%	1.14%	0.45%	0.09%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net realized and unrealized gains (losses), net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.
(4)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $45,000. Total return excluding the voluntary reimbursement would have been 0.47% (see Note 4).

(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 59.8%

U.S. Treasury Bills – 34.1%

0.15%, 12/8/20 (1)	$625,000	$624,981

0.19%, 12/10/20 (1)	417,400	417,381

0.19%, 12/17/20 (1)	500,000	499,959

0.11%, 12/22/20 (1)	1,052,750	1,052,680

0.14%, 12/22/20 (1)	250,000	249,979

0.10%, 12/24/20 (1)	337,705	337,683

0.18%, 12/24/20 (1)	200,000	199,977

0.10%, 1/5/21 (1)	500,000	499,949

0.12%, 1/5/21 (1)	500,000	499,943

0.12%, 1/7/21 (1)	575,000	574,928

0.16%, 1/7/21 (1)	200,000	199,967

0.17%, 1/7/21 (1)	415,000	414,930

0.15%, 1/14/21 (1)	813,000	812,854

0.13%, 1/21/21 (1)	1,395,000	1,394,743

0.11%, 1/26/21 (1)	838,600	838,450

0.12%, 1/26/21 (1)	1,000,000	999,817

0.13%, 1/28/21 (1)	875,000	874,822

0.17%, 1/28/21 (1)	625,000	624,834

0.11%, 2/4/21 (1)	931,300	931,117

0.12%, 2/9/21 (1)	1,100,000	1,099,746

0.12%, 2/11/21 (1)	760,000	759,819

0.12%, 2/16/21 (1)	370,000	369,904

0.12%, 2/18/21 (1)	1,030,100	1,029,832

0.12%, 2/25/21 (1)	286,550	286,468

0.18%, 2/25/21 (1)	435,000	434,813

0.11%, 3/4/21 (1)	235,000	234,932

0.12%, 3/4/21 (1)	584,500	584,326

0.10%, 3/11/21 (1)	370,000	369,895

0.12%, 3/11/21 (1)	600,000	599,796

0.13%, 3/11/21 (1)	455,000	454,842

0.11%, 3/16/21 (1)	631,375	631,172

0.11%, 3/23/21 (1)	500,000	499,820

0.12%, 3/23/21 (1)	252,380	252,288

0.18%, 3/25/21 (1)	442,900	442,652

0.26%, 3/25/21 (1)	250,000	249,794

0.10%, 4/6/21 (1)	500,000	499,816

0.11%, 4/8/21 (1)	1,350,000	1,349,481

0.10%, 4/13/21 (1)	624,950	624,708

0.12%, 4/15/21 (1)	572,890	572,641

0.12%, 4/22/21 (1)	431,000	430,800

0.09%, 4/27/21 (1)	419,000	418,837

0.11%, 5/6/21 (1)	1,027,900	1,027,415

0.11%, 5/13/21 (1)	660,000	659,676

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 59.8% – continued

U.S. Treasury Bills – 34.1% – continued

0.09%, 6/3/21 (1)	$465,000	$464,783

0.14%, 7/15/21 (1)	198,200	198,032

0.14%, 8/12/21 (1)	400,000	399,601

0.14%, 9/9/21 (1)	259,100	258,820

0.14%, 10/7/21 (1)	120,325	120,182

0.14%, 11/4/21 (1)	215,000	214,722
		27,588,607

U.S. Treasury Bonds – 0.2%

2.13%, 5/31/21	150,000	151,482

U.S. Treasury Floating Rate Notes – 13.0%

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.14%, 12/1/20 (2)	3,892,830	3,892,751

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.14%, 12/1/20 (2)	275,000	274,960

(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.20%, 12/1/20 (2)	51,000	50,991

(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.20%, 12/1/20 (2)	1,528,900	1,529,203

(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 0.22%, 12/1/20 (2)	763,000	762,901

(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 0.24%, 12/1/20 (2)	1,883,800	1,883,263

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.31%, 12/1/20 (2)	1,246,250	1,246,054

(Floating, U.S. Treasury 3M Bill MMY + 0.30%), 0.39%, 12/1/20 (2)	925,000	926,451
		10,566,574

U.S. Treasury Notes – 12.5%

1.88%, 12/15/20	384,500	384,535

2.00%, 1/15/21	143,000	143,107

1.38%, 1/31/21	100,000	100,017

2.13%, 1/31/21	475,000	476,175

2.00%, 2/28/21	1,419,000	1,424,000

2.38%, 3/15/21	613,000	616,570

2.25%, 3/31/21	629,700	633,066

2.38%, 4/15/21	493,000	496,811

1.38%, 4/30/21	250,000	251,293

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2020

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 59.8% – continued

U.S. Treasury Notes – 12.5% – continued

2.25%, 4/30/21	$305,000	$307,683

1.38%, 5/31/21	325,000	327,009

2.00%, 5/31/21	620,000	625,775

2.63%, 6/15/21	300,000	304,031

1.63%, 6/30/21	245,500	247,613

2.13%, 6/30/21	400,000	404,637

1.13%, 7/31/21	825,000	830,466

2.75%, 8/15/21	425,000	432,839

1.13%, 8/31/21	195,000	196,448

1.50%, 8/31/21	200,000	202,061

2.00%, 8/31/21	215,000	218,000

2.75%, 9/15/21	200,000	204,159

2.13%, 9/30/21	150,000	152,473

2.00%, 10/31/21	110,000	111,898

2.00%, 11/15/21	110,000	111,984

2.88%, 11/15/21	505,000	518,300

1.75%, 11/30/21	150,000	152,402

2.63%, 12/15/21	222,000	227,775
		10,101,127
Total U.S. Government Obligations
(Cost $48,407,790)		48,407,790
Investments, at Amortized Cost
( $48,407,790)		48,407,790

REPURCHASE AGREEMENTS – 38.9%

Joint Repurchase Agreements – 0.1% (3)(4)

Bank of America Securities LLC, dated 11/30/20, repurchase price $32,842, 0.06%, 12/7/20	32,842	32,842

Societe Generale, New York Branch, dated 11/30/20, repurchase price $32,842, 0.07%, 12/7/20	32,842	32,842
		65,684

Repurchase Agreements – 38.8% (5)

Bank of America Securities LLC, dated 11/30/20, repurchase price $500,001, 0.07%, 12/1/20	500,000	500,000

Bank of Montreal, dated 11/30/20, repurchase price $90,000, 0.07%, 12/1/20	90,000	90,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 38.9% – continued

Repurchase Agreements – 38.8% (5) – continued

Bank of Nova Scotia, dated 11/30/20, repurchase price $1,000,002, 0.07%, 12/1/20	$1,000,000	$1,000,000

Barclays Capital, Inc., dated 11/30/20, repurchase price $1,000,061, 0.10%, 12/7/20	1,000,000	1,000,000

Barclays Capital, Inc., dated 11/30/20, repurchase price $1,535,003, 0.07%, 12/1/20	1,535,000	1,535,000

Barclays Capital, Inc., dated 11/5/20, repurchase price $540,046, 0.10%, 12/7/20	500,000	500,000

BNP Paribas S.A., dated 11/30/20, repurchase price $1,365,003, 0.07%, 12/1/20	1,365,000	1,365,000

Canadian Imperial Bank of Commerce, dated 11/13/20, repurchase price $1,000,066, 0.10%, 12/7/20	1,000,000	1,000,000

Canadian Imperial Bank of Commerce, dated 11/30/20, repurchase price $200,000, 0.07%, 12/1/20	200,000	200,000

Canadian Imperial Bank of Commerce, dated 11/30/20, repurchase price $350,006, 0.08%, 12/7/20	350,000	350,000

Citigroup Global Markets, Inc., dated 11/30/20, repurchase price $1,153,499, 0.07%, 12/1/20	1,153,497	1,153,497

Deutsche Bank A.G., dated 11/30/20, repurchase price $295,001, 0.07%, 12/1/20	295,000	295,000

Fixed Income Clearing Corp., dated 11/30/20, repurchase price $2,290,005, 0.08%, 12/1/20	2,290,000	2,290,000

HSBC Securities (USA), Inc., dated 11/30/20, repurchase price $935,002, 0.07%, 12/1/20	935,000	935,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 38.9% – continued

Repurchase Agreements – 38.8% (5) – continued

ING Financial Markets LLC, dated 11/30/20, repurchase price $145,000, 0.07%, 12/1/20	$145,000	$145,000

JPMorgan Securities LLC, dated 11/30/20, repurchase price $2,000,139, 0.08%, 12/7/20	2,000,000	2,000,000

JPMorgan Securities LLC, dated 11/30/20, repurchase price $5,550,012, 0.08%, 12/1/20	5,550,000	5,550,000

NatWest Markets PLC, dated 11/30/20, repurchase price $750,001, 0.07%, 12/1/20	750,000	750,000

Nomura Securities International, Inc., dated 11/30/20, repurchase price $1,450,003, 0.08%, 12/1/20	1,450,000	1,450,000

RBC Dominion Securities, dated 10/26/20, repurchase price $1,250,100, 0.08%, 12/7/20	1,250,000	1,250,000

RBC Dominion Securities, dated 11/30/20, repurchase price $2,750,005, 0.07%, 12/1/20	2,750,000	2,750,000

Royal Bank of Canada, New York Branch, dated 11/30/20, repurchase price $750,001, 0.07%, 12/1/20	750,000	750,000

Societe Generale S.A., dated 11/30/20, repurchase price $800,002, 0.07%, 12/1/20	800,000	800,000

Societe Generale, New York Branch, dated 11/24/20, repurchase price $2,300,027, 0.06%, 12/1/20	2,300,000	2,300,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 38.9% – continued

Repurchase Agreements – 38.8% (5) – continued

Societe Generale, New York Branch, dated 11/25/20, repurchase price $750,009, 0.06%, 12/2/20	$750,000	$750,000

TD Securities (USA) LLC, dated 11/30/20, repurchase price $700,001, 0.07%, 12/1/20	700,000	700,000
		31,408,497
Total Repurchase Agreements
(Cost $31,474,181)		31,474,181
Total Investments – 98.7%
(Cost $79,881,971)		79,881,971

Other Assets less Liabilities – 1.3%		1,071,915
NET ASSETS – 100.0%		$80,953,886

(1)	Discount rate at the time of purchase.
(2)

Variable rate security. Rate as of November 30, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$66,850	0.63% – 1.13%	1/15/21-7/15/21
Total	$66,850

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$1,733,851	0.00%	12/1/2020 – 11/4/21
U.S. Treasury Bonds	$8,202,173	0.00% – 8.00%	2/15/21 – 11/15/50
U.S. Treasury Notes	$22,111,001	0.13% – 3.63%	12/31/20 – 11/15/30
Total	$32,047,025

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2020

MMY – Money Market Yield

PLC – Public Limited Company

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1–Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2–Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3–Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2020:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio (1)	$—	$79,881,971	$—	$79,881,971

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.1% (1)

Federal Farm Credit Bank – 6.5%

FFCB Discount Notes,
0.11%, 1/19/21 (2)	$9,370	$9,369
0.12%, 2/12/21 (2)	1,880	1,880
0.13%, 3/12/21 (2)	5,000	4,998
0.19%, 3/16/21 (2)	115,000	114,936
0.13%, 4/6/21 (2)	1,125	1,125
0.13%, 4/14/21 (2)	3,000	2,999
0.12%, 4/19/21 (2)	15,000	14,993
0.13%, 5/5/21 (2)	3,000	2,998
0.13%, 5/11/21 (2)	3,000	2,998
0.14%, 7/21/21 (2)	10,000	9,991
0.14%, 7/28/21 (2)	40,000	39,963
0.15%, 8/10/21 (2)	12,000	11,987
0.13%, 8/11/21 (2)	4,600	4,596
0.13%, 8/17/21 (2)	33,000	32,969
0.14%, 9/27/21 (2)	3,215	3,211
0.11%, 9/30/21 (2)	2,500	2,498
0.12%, 10/13/21 (2)	7,500	7,492

FFCB Notes,
(Floating, U.S. SOFR + 0.07%), 0.15%, 12/1/20 (3)	20,000	20,000
(Floating, U.S. SOFR + 0.08%), 0.16%, 12/1/20 (3)	71,275	71,275
(Floating, U.S. Federal Funds + 0.10%), 0.18%, 12/1/20 (3)	110,000	109,984
(Floating, U.S. SOFR + 0.12%), 0.20%, 12/1/20 (3)	35,000	35,000
(Floating, U.S. Federal Funds + 0.14%), 0.22%, 12/1/20 (3)	75,000	75,004
(Floating, U.S. SOFR + 0.14%), 0.22%, 12/1/20 (3)	30,000	30,000
(Floating, U.S. SOFR + 0.15%) , 0.23%, 12/1/20 (3)	35,000	35,000
(Floating, U.S. SOFR + 0.18%), 0.26%, 12/1/20 (3)	115,000	114,992
(Floating, U.S. SOFR + 0.19%), 0.27%, 12/1/20 (3)	34,000	34,000
(Floating, U.S. SOFR + 0.20%) , 0.28%, 12/1/20 (3)	110,000	110,000
(Floating, U.S. Federal Funds + 0.22%), 0.30%, 12/1/20 (3)	25,000	25,000
(Floating, U.S. SOFR + 0.32%), 0.40%, 12/1/20 (3)	65,000	65,000
(Floating, U.S. SOFR + 0.35%), 0.43%, 12/1/20 (3)	45,000	45,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.1% (1) – continued

Federal Farm Credit Bank – 6.5% – continued
(Floating, U.S. Federal Funds + 0.40%), 0.48%, 12/1/20 (3)	$20,000	$20,000
(Floating, ICE LIBOR USD 1M + 0.09%), 0.23%, 12/4/20 (3)	50,000	50,000
		1,109,258

Federal Home Loan Bank – 18.4%

FHLB Bonds,
0.19%, 12/10/20	100,000	100,000
0.20%, 12/11/20	50,000	50,000
0.11%, 1/25/21	35,000	34,999
0.10%, 2/2/21	50,000	49,999
0.16%, 2/16/21	140,000	139,999
0.10%, 2/25/21	135,000	134,997
0.12%, 3/10/21	55,000	54,998
0.12%, 3/23/21	45,000	44,998
0.10%, 4/5/21	100,000	99,996
0.12%, 4/19/21	200,000	199,997
0.11%, 5/3/21	100,000	99,999
0.14%, 5/24/21	40,000	39,999

FHLB Discount Notes,
0.58%, 12/7/20 (2)	135,000	134,987
0.35%, 12/29/20 (2)	110,000	109,970
0.19%, 1/11/21 (2)	95,000	94,979
0.45%, 3/8/21(2)	44,000	43,947
0.12%, 4/16/21 (2)	100,000	99,957
0.12%, 4/21/21 (2)	115,000	114,949
0.21%, 4/22/21 (2)	100,000	99,917
0.12%, 4/30/21 (2)	25,000	24,988

FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 0.09%, 12/1/20 (3)	100,000	100,000
(Floating, U.S. SOFR + 0.02%) , 0.10%, 12/1/20 (3)	275,000	275,000
(Floating, U.S. SOFR + 0.03%), 0.11%, 12/1/20 (3)	197,210	197,210
(Floating, U.S. SOFR + 0.06%), 0.14%, 12/1/20 (3)	45,000	45,000
(Floating, U.S. SOFR + 0.07%), 0.15%, 12/1/20 (3)	35,000	35,000
(Floating, U.S. SOFR + 0.08%), 0.16%, 12/1/20 (3)	275,000	275,000
(Floating, U.S. SOFR + 0.14%), 0.22%, 12/1/20 (3)	95,000	95,000
(Floating, U.S. SOFR + 0.15%), 0.23%, 12/1/20 (3)	75,000	75,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2020

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.1% (1) – continued

Federal Home Loan Bank – 18.4% – continued
(Floating, U.S. SOFR + 0.16%), 0.24%, 12/1/20 (3)	$85,000	$85,000
(Floating, U.S. SOFR + 0.23%), 0.31%, 12/1/20 (3)	120,000	120,000
(Floating, U.S. SOFR + 0.27%), 0.35%, 12/1/20 (3)	50,000	50,000
		3,125,885

Federal Home Loan Mortgage Corporation – 2.0%

FHLMC Bonds, 2.38%, 2/16/21	108,655	108,913

FHLMC Notes,
(Floating, U.S. SOFR + 0.05%), 0.13%, 12/1/20 (3)	50,000	50,000
(Floating, U.S. SOFR + 0.10%) , 0.18%, 12/1/20 (3)	100,000	100,000
(Floating, U.S. SOFR + 0.14%), 0.22%, 12/1/20 (3)	90,000	90,000
		348,913

Federal National Mortgage Association – 4.2%

FNMA Notes,
(Floating, U.S. SOFR + 0.19%), 0.27%, 12/1/20 (3)	165,000	165,000
(Floating, U.S. SOFR + 0.23%) , 0.31%, 12/1/20 (3)	150,000	150,065
(Floating, U.S. SOFR + 0.31%), 0.39%, 12/1/20 (3)	85,000	85,000
(Floating, U.S. SOFR + 0.32%), 0.40%, 12/1/20 (3)	135,000	135,000
(Floating, U.S. SOFR + 0.35%), 0.43%, 12/1/20 (3)	85,000	85,000
(Floating, U.S. SOFR + 0.39%), 0.47%, 12/1/20 (3)	95,000	95,000
		715,065
Total U.S. Government Agencies
(Cost $5,299,121)		5,299,121

U.S. GOVERNMENT OBLIGATIONS – 31.9%

U.S. Treasury Bills – 23.8%
0.16%, 12/1/20 (2)	55,000	55,000
0.10%, 12/3/20 (2)	95,000	94,999
0.17%, 12/3/20 (2)	105,000	104,999
0.18%, 12/3/20 (2)	65,000	64,999
0.15%, 12/8/20 (2)	175,000	174,995
0.11%, 12/10/20 (2)	80,000	79,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 31.9% – continued

U.S. Treasury Bills – 23.8% – continued
0.19%, 12/10/20 (2)	$105,000	$104,996
0.19%, 12/17/20 (2)	150,000	149,988
0.10%, 12/24/20 (2)	68,955	68,949
0.18%, 12/24/20 (2)	65,000	64,994
0.12%, 1/7/21 (2)	125,000	124,981
0.16%, 1/7/21 (2)	50,000	49,992
0.17%, 1/7/21 (2)	110,000	109,984
0.11%, 1/12/21 (2)	110,000	109,986
0.13%, 1/21/21 (2)	110,000	109,980
0.13%, 1/28/21 (2)	155,000	154,964
0.17%, 1/28/21 (2)	165,000	164,961
0.12%, 2/9/21 (2)	215,000	214,951
0.12%, 2/16/21 (2)	75,000	74,981
0.12%, 2/18/21 (2)	200,000	199,944
0.14%, 2/18/21(2)	100,000	99,972
0.12%, 2/25/21 (2)	35,000	34,990
0.11%, 3/4/21 (2)	50,000	49,985
0.12%, 3/4/21 (2)	125,000	124,963
0.12%, 3/11/21 (2)	125,000	124,957
0.13%, 3/11/21 (2)	100,000	99,966
0.11%, 3/16/21 (2)	81,975	81,949
0.12%, 3/23/21 (2)	45,760	45,743
0.12%, 3/25/21 (2)	125,000	124,923
0.18%, 3/25/21 (2)	115,000	114,929
0.26%, 3/25/21 (2)	182,000	181,888
0.10%, 4/6/21 (2)	110,000	109,960
0.12%, 4/15/21 (2)	120,000	119,948
0.11%, 5/13/21 (2)	60,000	59,970
0.14%, 7/15/21 (2)	75,000	74,936
0.14%, 8/12/21 (2)	200,000	199,804
0.14%, 9/9/21 (2)	50,000	49,946
0.14%, 10/7/21 (2)	25,000	24,970
0.14%, 11/4/21 (2)	45,000	44,942
		4,047,381

U.S. Treasury Floating Rate Notes – 1.9%
(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.20%,12/1/20 (3)	60,000	59,990
(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.31%,12/1/20 (3)	260,000	259,973
		319,963

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 31.9% – continued

U.S. Treasury Notes – 6.2%
1.88%, 12/15/20	$25,000	$25,002
1.38%, 1/31/21	85,000	84,999
1.38%, 5/31/21	70,000	70,433
2.00%, 5/31/21	70,000	70,652
1.13%, 6/30/21	170,000	170,997
2.13%, 8/15/21	125,000	126,758
1.13%, 8/31/21	150,000	151,114
2.00%, 8/31/21	155,000	157,164
1.13%, 9/30/21	50,000	50,408
2.00%, 10/31/21	25,000	25,431
2.00%, 11/15/21	25,000	25,451
2.88%, 11/15/21	105,000	107,765
		1,066,174
Total U.S. Government Obligations
(Cost $5,433,518)		5,433,518

Investments, at Amortized Cost
( $10,732,639)		10,732,639

REPURCHASE AGREEMENTS – 37.6%

Joint Repurchase Agreements – 1.3% (4) (5)

Bank of America Securities LLC, dated 11/30/20, repurchase price $104,648, 0.06%, 12/7/20	104,647	104,647

Societe Generale, New York Branch, dated 11/30/20, repurchase price $104,649, 0.07%, 12/7/20	104,647	104,647
		209,294

Repurchase Agreements – 36.3% (6)

Barclays Capital, Inc., dated 11/2/20, repurchase price $500,042, 0.10%, 12/7/20	500,000	500,000

BNP Paribas S.A., dated 11/30/20,repurchase price $305,001, 0.07%, 12/1/20	305,000	305,000

Citigroup Global Markets, Inc., dated 11/30/20, repurchase price $393, 0.07%, 12/1/20	393	393

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 37.6% – continued

Repurchase Agreements – 36.3% (6) – continued

Fixed Income Clearing Corp., dated 11/30/20, repurchase price $1,405,003, 0.08%, 12/1/20	$1,405,000	$1,405,000

Goldman Sachs & Co., dated 11/30/20, repurchase price $1,000,002, 0.08%, 12/1/20	1,000,000	1,000,000

Goldman Sachs & Co., dated 11/30/20, repurchase price $200,004, 0.08%, 12/7/20	200,000	200,000

JPMorgan Securities LLC, dated 11/30/20, repurchase price $150,016, 0.13%, 3/5/21	150,000	150,000

JPMorgan Securities LLC, dated 11/30/20, repurchase price $80,000, 0.10%, 12/1/20	80,000	80,000

Royal Bank of Canada, New York Branch, dated 11/24/20, repurchase price $1,100,017, 0.08%, 12/1/20	1,100,000	1,100,000

Royal Bank of Canada, New York Branch, dated 11/30/20, repurchase price $695,002, 0.09%, 12/1/20	695,000	695,000

Societe Generale S.A., dated 11/30/20, repurchase price $500,001, 0.07%, 12/1/20	500,000	500,000

Societe Generale, New York Branch,dated 11/24/20, repurchase price $250,003, 0.06%, 12/1/20	250,000	250,000
		6,185,393
Total Repurchase Agreements
(Cost $6,394,687)		6,394,687

Total Investments – 100.6%
(Cost $17,127,326)		17,127,326

Liabilities less Other Assets – (0.6%)		(100,549)
NET ASSETS – 100.0%		$17,026,777

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2020

(3)

Variable rate security. Rate as of November 30, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES		MATURITY DATES

U.S. Treasury Notes	$213,011	0.63	% – 1.13%	1/15/21 – 7/15/21

Total	$213,011

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES		MATURITY DATES

FHLB	$13,849	2.67	% – 4.25%	3/8/24 – 10/19/38

FHLMC	$755,985	0.25	% – 6.00%	8/1/23 – 12/1/50

FNMA	$1,198,237	0.00	% – 7.50%	3/1/23 – 7/1/56

GNMA	$1,276,786	0.50	% – 8.00%	2/15/27 – 2/15/60

U.S. Treasury Bills	$65,135	0.00%		12/10/20 –5/27/21

U.S. Treasury Bonds	$360,359	0.00	% – 7.63%	11/15/24 –5/15/49

U.S. Treasury Notes	$2,669,954	0.13	% – 2.88%	12/31/20 –7/15/30

Total	$6,340,305

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2020:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio (1)	$–	$17,127,326	$–	$17,127,326

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 33.8% (1)

Federal Farm Credit Bank – 11.4%

FFCB Discount Notes,
0.11%, 12/3/20 (2)	$21,000	$21,000
0.12%, 1/13/21 (2)	19,000	18,997
0.11%, 1/19/21 (2)	20,305	20,302
0.78%, 2/10/21 (2)	50,000	49,924
0.12%, 2/12/21 (2)	4,020	4,019
0.78%, 2/17/21 (2)	8,000	7,987
0.12%, 3/2/21 (2)	59,000	58,982
0.12%, 3/10/21 (2)	20,000	19,993
0.19%, 3/11/21 (2)	67,000	66,965
0.13%, 3/12/21 (2)	9,000	8,997
0.13%, 3/16/21 (2)	20,000	19,990
0.19%, 3/16/21 (2)	70,000	69,964
0.45%, 3/25/21 (2)	40,000	39,944
0.13%, 3/31/21 (2)	30,000	29,987
0.13%, 4/6/21 (2)	52,415	52,391
0.20%, 4/8/21 (2)	50,000	49,964
0.13%, 4/14/21 (2)	5,000	4,998
0.11%, 4/16/21 (2)	10,000	9,996
0.12%, 4/19/21 (2)	7,000	6,997
0.13%, 5/5/21 (2)	6,250	6,246
0.14%, 5/10/21 (2)	25,000	24,984
0.13%, 5/11/21 (2)	6,750	6,746
0.21%, 5/17/21 (2)	38,000	37,963
0.12%, 6/8/21 (2)	10,000	9,994
0.14%, 6/15/21 (2)	30,000	29,977
0.13%, 7/16/21 (2)	50,000	49,959
0.14%, 7/21/21 (2)	30,000	29,973
0.15%, 8/10/21 (2)	29,000	28,970
0.13%, 8/11/21 (2)	10,400	10,390
0.13%, 8/17/21 (2)	15,000	14,986
0.13%, 9/8/21 (2)	25,000	24,975
0.14%, 9/27/21 (2)	7,325	7,316
0.11%, 9/30/21 (2)	8,000	7,993
0.12%, 10/13/21 (2)	20,000	19,979

FFCB Notes,
(Floating, U.S. SOFR + 0.04%), 0.12%, 12/1/20 (3)	56,500	56,500
(Floating, U.S. SOFR + 0.06%), 0.14%, 12/1/20 (3)	228,000	228,000
(Floating, U.S. SOFR + 0.07%), 0.15%, 12/1/20 (3)	35,000	35,000
(Floating, U.S. Federal Funds + 0.07%) , 0.15%, 12/1/20 (3)	135,000	134,990

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 33.8% (1) – continued

Federal Farm Credit Bank – 11.4% – continued
(Floating, U.S. SOFR + 0.08%), 0.16%, 12/1/20 (3)	$275,660	$275,660
(Floating, U.S. Federal Funds + 0.09%), 0.17%, 12/1/20 (3)	97,500	97,498
(Floating, U.S. SOFR + 0.09%), 0.17%, 12/1/20 (3)	219,000	218,995
(Floating, U.S. Federal Funds + 0.10%), 0.18%, 12/1/20 (3)	170,000	169,972
(Floating, U.S. SOFR + 0.11%), 0.19%, 12/1/20 (3)	440,000	439,976
(Floating, U.S. SOFR + 0.12%), 0.20%, 12/1/20 (3)	70,000	70,000
(Floating, U.S. Federal Funds + 0.14%), 0.22%, 12/1/20 (3)	133,000	133,007
(Floating, U.S. SOFR + 0.14%), 0.22%, 12/1/20 (3)	50,000	50,000
(Floating, U.S. SOFR + 0.15%) , 0.23%, 12/1/20 (3)	66,500	66,500
(Floating, U.S. SOFR + 0.16%), 0.24%, 12/1/20 (3)	205,000	205,000
(Floating, U.S. SOFR + 0.18%), 0.26%, 12/1/20 (3)	28,000	28,000
(Floating, U.S. SOFR + 0.18%), 0.26%, 12/1/20 (3)	200,000	199,985
(Floating, U.S. SOFR + 0.19%), 0.27%, 12/1/20 (3)	62,000	62,000
(Floating, U.S. SOFR + 0.19%), 0.27%, 12/1/20 (3)	167,500	167,500
(Floating, U.S. SOFR + 0.20%) , 0.28%, 12/1/20 (3)	224,000	224,000
(Floating, U.S. Federal Funds + 0.22%), 0.30%, 12/1/20 (3)	131,200	131,192
(Floating, U.S. SOFR + 0.32%), 0.40%, 12/1/20 (3)	140,000	140,000
(Floating, U.S. SOFR + 0.35%), 0.43%, 12/1/20 (3)	445,000	445,000
(Floating, U.S. SOFR + 0.38%), 0.46%, 12/1/20 (3)	200,000	200,000
(Floating, U.S. Federal Funds + 0.40%), 0.48%, 12/1/20 (3)	40,000	40,000

(Floating, ICE LIBOR USD 1M + 0.09%), 0.23%, 12/4/20 (3)	90,000	90,000
		4,780,623

Federal Home Loan Bank – 22.4%

FHLB Bonds,
0.19%, 12/10/20	200,000	199,999

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2020

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 33.8% (1) – continued

Federal Home Loan Bank – 22.4% – continued
0.20%, 12/11/20	$100,000	$100,000
0.11%, 1/25/21	70,000	69,999
0.10%, 2/2/21	105,000	104,998
0.12%, 2/12/21	150,000	149,998
0.12%, 2/16/21	500,000	499,992
0.16%, 2/16/21	265,000	264,998
1.38%, 2/18/21	63,840	63,869
0.10%, 2/25/21	300,000	299,993
0.12%, 3/10/21	125,000	124,996
0.12%, 3/23/21	100,000	99,997
0.10%, 4/5/21	250,000	249,990
0.12%, 4/19/21	475,000	474,993
0.11%, 5/3/21	50,000	49,999
0.11%, 5/4/21	387,000	386,995
0.14%, 5/24/21	83,650	83,647

FHLB Discount Notes,
0.58%, 12/7/20 (2)	300,000	299,971
0.35%, 12/29/20 (2)	242,881	242,815
0.19%, 1/11/21 (2)	190,000	189,959
0.09%, 1/15/21 (2)	200,000	199,975
0.13%, 2/10/21 (2)	105,000	104,974
0.45%, 3/8/21 (2)	97,000	96,883
0.12%, 4/16/21 (2)	242,000	241,896
0.12%, 4/21/21 (2)	261,000	260,882
0.21%, 4/22/21 (2)	195,000	194,839
0.12%, 4/23/21 (2)	388,000	387,824
0.12%, 4/30/21 (2)	75,000	74,964

FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 0.09%, 12/1/20 (3)	195,000	195,000
(Floating, U.S. SOFR + 0.02%) , 0.10%, 12/1/20 (3)	615,000	615,000
(Floating, U.S. SOFR + 0.03%), 0.11%, 12/1/20 (3)	871,225	871,225
(Floating, U.S. SOFR + 0.06%), 0.14%, 12/1/20 (3)	45,000	45,000
(Floating, U.S. SOFR + 0.07%), 0.15%, 12/1/20 (3)	65,000	65,000
(Floating, U.S. SOFR + 0.08%), 0.16%, 12/1/20 (3)	595,000	595,000
(Floating, U.S. SOFR + 0.09%) , 0.17%, 12/1/20 (3)	150,000	150,000
(Floating, U.S. SOFR + 0.14%), 0.22%, 12/1/20 (3)	200,000	200,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 33.8% (1) – continued

Federal Home Loan Bank – 22.4% – continued
(Floating, U.S. SOFR + 0.15%), 0.23%, 12/1/20 (3)	$160,000	$160,000
(Floating, U.S. SOFR + 0.16%), 0.24%, 12/1/20 (3)	375,000	375,000
(Floating, U.S. SOFR + 0.17%), 0.25%, 12/1/20 (3)	320,000	320,000
(Floating, U.S. SOFR + 0.19%), 0.27%, 12/1/20 (3)	150,000	150,000
(Floating, U.S. SOFR + 0.23%), 0.31%, 12/1/20 (3)	100,000	100,000
(Floating, U.S. SOFR + 0.27%), 0.35%, 12/1/20 (3)	50,000	50,000
		9,410,670
Total U.S. Government Agencies
(Cost $14,191,293)		14,191,293

U.S. GOVERNMENT OBLIGATIONS – 29.2%

U.S. Treasury Bills – 19.8%
0.16%, 12/1/20 (2)	50,000	50,000
0.10%, 12/3/20 (2)	205,000	204,998
0.17%, 12/3/20 (2)	220,000	219,998
0.18%, 12/3/20 (2)	143,000	142,999
0.15%, 12/8/20 (2)	325,000	324,990
0.11%, 12/10/20 (2)	190,000	189,993
0.19%, 12/10/20 (2)	215,000	214,992
0.19%, 12/17/20 (2)	329,150	329,123
0.10%, 12/24/20 (2)	152,580	152,567
0.18%, 12/24/20 (2)	100,000	99,992
0.12%, 1/7/21 (2)	285,000	284,958
0.16%, 1/7/21 (2)	100,000	99,985
0.17%, 1/7/21 (2)	220,000	219,968
0.11%, 1/12/21 (2)	110,000	109,986
0.13%, 1/28/21 (2)	300,875	300,804
0.17%, 1/28/21 (2)	325,000	324,924
0.12%, 2/9/21 (2)	465,000	464,893
0.12%, 2/11/21 (2)	453,620	453,512
0.12%, 2/16/21 (2)	180,000	179,953
0.12%, 2/18/21 (2)	325,000	324,907
0.14%, 2/18/21 (2)	220,000	219,937
0.12%, 2/25/21 (2)	65,000	64,981
0.11%, 3/4/21 (2)	105,000	104,969
0.12%, 3/4/21 (2)	280,000	279,917
0.10%, 3/11/21 (2)	190,000	189,938
0.12%, 3/11/21 (2)	300,000	299,902

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 29.2% – continued

U.S. Treasury Bills – 19.8% – continued
0.13%, 3/11/21(2)	$225,000	$224,926
0.11%, 3/16/21(2)	31,737	31,726
0.12%, 3/23/21(2)	104,310	104,272
0.12%, 3/25/21(2)	270,000	269,856
0.18%, 3/25/21(2)	225,000	224,880
0.26%, 3/25/21(2)	135,000	134,928
0.10%, 4/6/21(2)	250,000	249,908
0.12%, 4/15/21(2)	280,000	279,879
0.11%, 5/13/21(2)	140,000	139,930
0.14%, 7/15/21(2)	150,000	149,873
0.14%, 8/12/21(2)	375,000	374,633
0.14%, 9/9/21(2)	115,000	114,876
0.14%, 10/7/21(2)	55,000	54,935
0.14%, 11/4/21(2)	100,000	99,871
		8,307,679

U.S. Treasury Floating Rate Notes – 1.8%

(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.20%,12/1/20(3)	109,000	108,982
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 0.24%, 12/1/20(3)	180,000	179,950
(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.31%,12/1/20(3)	415,000	414,953
(Floating, U.S. Treasury 3M Bill MMY + 0.30%), 0.39%,12/1/20(3)	67,000	67,099
		770,984

U.S. Treasury Notes – 7.6%
1.88%, 12/15/20	50,000	50,005
1.38%, 1/31/21	115,000	114,999
2.00%, 2/28/21	65,000	65,099
2.38%, 3/15/21	115,000	115,620
1.38%, 5/31/21	155,000	155,958
2.00%, 5/31/21	140,000	141,303
1.13%, 6/30/21	400,000	402,347
2.13%, 8/15/21	250,000	253,517
1.13%, 8/31/21	310,000	312,303
2.00%, 8/31/21	20,000	20,279
1.13%, 9/30/21	290,868	293,253
2.00%, 10/31/21	183,710	186,879
2.00%, 11/15/21	55,000	55,992
2.88%, 11/15/21	260,000	266,847

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 29.2% – continued

U.S. Treasury Notes – 7.6% – continued

U.S. Treasury Notes,
2.25%, 2/15/21	$55,000	$55,232
3.63%, 2/15/21	255,000	256,297
1.13%, 2/28/21	305,000	305,551
1.50%, 11/30/21	150,000	152,075
		3,203,556
Total U.S. Government Obligations
(Cost $12,282,219)		12,282,219

Investments, at Amortized Cost
( $26,473,512)		26,473,512

REPURCHASE AGREEMENTS – 36.5% (4)

Repurchase Agreements – 36.5%

Bank of America Securities LLC, dated 11/30/20, repurchase price $840,002, 0.09%, 12/1/20	840,000	840,000

Bank of Nova Scotia, dated 11/30/20, repurchase price $500,001, 0.09%, 12/1/20	500,000	500,000

Barclays Capital, Inc., dated 11/2/20, repurchase price $650,054, 0.10%, 12/7/20	650,000	650,000

Barclays Capital, Inc., dated 11/30/20, repurchase price $1,125,002, 0.07%, 12/1/20	1,125,000	1,125,000

Barclays Capital, Inc., dated 11/30/20, repurchase price $500,031, 0.10%, 12/7/20	500,000	500,000

BNP Paribas S.A., dated 11/30/20, repurchase price $680,001, 0.07%, 12/1/20	680,000	680,000

Canadian Imperial Bank of Commerce, dated 11/30/20, repurchase price $1,250,003, 0.09%, 12/1/20	1,250,000	1,250,000

Canadian Imperial Bank of Commerce, dated 11/30/20, repurchase price $300,006, 0.09%, 12/7/20	300,000	300,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2020

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

REPURCHASE AGREEMENTS – 36.5% (4) – continued

Repurchase Agreements – 36.5% – continued

Citigroup Global Markets, Inc., dated 11/30/20, repurchase price $57,881, 0.07%, 12/1/20	$57,881	$57,881

Fixed Income Clearing Corp., dated 11/30/20, repurchase price $1,000,002, 0.08%, 12/1/20	1,000,000	1,000,000

Fixed Income Clearing Corp., dated 11/30/20, repurchase price $830,002, 0.08%, 12/1/20	830,000	830,000

JPMorgan Securities LLC, dated 11/30/20, repurchase price $1,500,128, 0.10%, 12/7/20	1,500,000	1,500,000

JPMorgan Securities LLC, dated 11/30/20, repurchase price $1,520,004, 0.10%, 12/1/20	1,520,000	1,520,000

Royal Bank of Canada, New York Branch, dated 11/30/20, repurchase price $2,555,006, 0.09%, 12/1/20	2,555,000	2,555,000

Societe Generale S.A., dated 11/25/20, repurchase price $500,006, 0.06%, 12/2/20	500,000	500,000

Societe Generale S.A., dated 11/30/20, repurchase price $530,001, 0.07%, 12/1/20	530,000	530,000

Societe Generale, New York Branch, dated 11/25/20, repurchase price $1,000,016, 0.08%, 12/2/20	1,000,000	1,000,000
		15,337,881
Total Repurchase Agreements
(Cost $15,337,881)		15,337,881

Total Investments – 99.5%
(Cost $41,811,393)		41,811,393

Other Assets less Liabilities – 0.5%		200,387
NET ASSETS – 100.0%		$42,011,780

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of November 30, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES

FHLB	$61,256	2.69% – 4.22%	5/18/28 – 1/28/39

FHLMC	$2,393,621	0.00% – 7.00%	5/5/23 – 12/1/50

FNMA	$1,952,995	0.00% – 6.50%	1/15/23 – 2/1/57

GNMA	$3,084,854	2.00% – 8.00%	1/20/26 – 8/20/69

U.S. Treasury Bills	$98,812	0.00%	12/8/20 – 5/20/21

U.S. Treasury Bonds	$2,260,992	0.00% – 8.13%	2/15/21 – 2/15/50
U.S. Treasury Notes	$5,860,485	0.13% – 3.13%	12/31/20 – 11/15/30
Total	$15,713,015

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M	– 1 Month

3M	– 3 Month

FFCB	– Federal Farm Credit Bank

FHLB	– Federal Home Loan Bank

FHLMC	– Federal Home Loan Mortgage Corporation

FNMA	– Federal National Mortgage Association

GNMA	– Government National Mortgage Association

ICE	– Intercontinental Exchange

LIBOR	– London Interbank Offered Rate

MMY	– Money Market Yield

SOFR	– Secured Overnight Financing Rate

USD	– United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1– Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	NOVEMBER 30, 2020

rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2020:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio (1)	$–	$41,811,393	$–	$41,811,393

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	NOVEMBER 30, 2020

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0%

Arkansas – 1.3%

Little Rock Metrocentre Improvement District No.1 Adjustable Revenue Bonds, Little Rock Newspapers Inc. (JPMorgan Chase Bank N.A. LOC), 0.11%, 12/1/20 (1) (2)	$2,300	$2,300

Colorado – 0.8%

Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Bethany Lutheran School Project (U.S. Bank N.A. LOC), 0.12%, 12/8/20 (1) (2)	1,500	1,500

District of Columbia – 0.9%

District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodal Variable Revenue Bonds, Series B- 2, 0.11%, 12/8/20 (1) (2)	1,685	1,685

Metropolitan Washington DC Airports Authority Airport System Variable Revenue Bonds, Subseries D-2 (TD Bank N.A. LOC), 0.10%, 12/1/20 (1) (2)	50	50
		1,735

Florida – 7.6%

Florida Housing Finance Corporation Multifamily Mortgage Variable Revenue Bonds, Series K-1, Autumn Place Apartments (Truist Bank LOC), 0.13%, 12/8/20 (1) (2)	5,670	5,670

Florida State Housing Finance Corp. MFH Variable Revenue Mortgage Bonds, Hudson Ridge Apartments, Series L (JPMorgan Chase Bank N.A. LOC), 0.16%, 12/8/20 (1) (2)	1,200	1,200

Highlands County Health Facilities Authority Variable Revenue Refunding Bonds, Adventist Health System, 0.10%, 12/8/20 (1) (2)	1,100	1,100

Jacksonville Health Care Facilities Variable Revenue Refunding Bonds, Baptist Health, 0.10%, 12/8/20 (1) (2)	300	300

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Florida – 7.6% – continued

Miami-Dade County Special Obligation Revenue Bonds, Series B, Juvenile Courthouse Project (AMBAC Insured) (TD Bank N.A. LOC), 0.11%, 12/8/20 (1) (2)	$1,500	$1,500

Orange County Housing Finance Authority MFH Variable Revenue Bonds, Series B (AMT), Marbella Cove (Washington Mutual Bank LOC), 0.15%, 12/8/20 (1) (2)	4,185	4,185
		13,955

Georgia – 0.5%

Gordon County Development Authority Revenue Bonds, Pine Hall Brick Co., Inc. Project,, 0.24%, 12/8/20 (1) (2)	890	890

Illinois – 18.0%

Galesburg Variable Revenue Bonds, Knox College Project (PNC Bank N.A. LOC), 0.12%, 12/8/20 (1) (2)	2,800	2,800

Illinois Development Finance Authority Variable Revenue Bonds, St. Ignatius College Prep Project (PNC Bank N.A. LOC), 0.13%, 12/8/20 (1) (2)	50	50

Illinois Finance Authority Solid Waste Disposal Facility Variable Revenue Bonds (AMT), Kuusakoski US LLC Project (Nordea Bank AB LOC), 0.19%, 12/8/20 (1) (2)	5,225	5,225

Illinois Finance Authority Variable Revenue Bonds, The Wbez Alliance, Inc. Project (BMO Harris Bank N.A. LOC), 0.11%, 12/8/20 (1) (2)	5,550	5,550

Illinois State Finance Authority MFH Variable Revenue Bonds, Series A (AMT), Autumn Ridge Apartments, 0.17%, 12/8/20 (1) (2)	3,845	3,845

Illinois State Finance Authority Variable Revenue Bonds, Series A, Community Action Partnership (BMO Harris Bank N.A. LOC), 0.19%, 12/8/20 (1) (2)	2,845	2,845

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Illinois – 18.0% – continued

Illinois State Finance Authority Variable Revenue Bonds, Series A, University Chicago Medical Center (Bank of America N.A. LOC), 0.09%, 12/1/20 (1) (2)	$1,250	$1,250

Illinois State Finance Authority Variable Revenue Bonds, Series B, University Chicago Medical Center (Wells Fargo Bank N.A. LOC), 0.09%, 12/1/20 (1) (2)	800	800

Illinois State Finance Authority Variable Revenue Bonds, Series E-2, University Chicago Medical Center (Wells Fargo Bank N.A. LOC), 0.11%, 12/1/20 (1) (2)	3,000	3,000

Illinois State Finance Authority Variable Revenue Refunding Bonds, Northwestern Memorial Hospital, 0.09%, 12/1/20 (1) (2)	2,120	2,120

South Western Development Authority Variable Revenue Bonds, Arizon, Inc. Project (FHLB LOC), 0.18%, 12/8/20 (1) (2)	600	600

Tender Option Bond Trust Receipts Floater Revenue Bonds, Series 2018-XF2535, 0.14%, 12/8/20 (1) (2) (3)	5,000	5,000
		33,085

Indiana – 0.5%

Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds, Series A-4, Duke Energy Industrial Project (Sumitomo Mitsui Banking LOC), 0.13%, 12/1/20 (1) (2)	1,000	1,000

Iowa – 2.2%

Iowa State Finance Authority Community Variable Revenue Bonds, Series B, Wesley Retirement Services (Bank of America N.A. LOC), 0.11%, 12/8/20 (1) (2)	1,000	1,000

Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC), 0.11%, 12/8/20 (1) (2)	2,230	2,230

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Iowa – 2.2% – continued

Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Loras Private College Facility (Bank of America N.A. LOC), 0.09%, 12/1/20 (1) (2)	$870	$870
		4,100

Louisiana – 0.9%

East Baton Rouge Parish IDB Variable Revenue Bonds, Series A, ExxonMobil Project, 0.12%, 12/1/20 (1) (2)	1,600	1,600

Maryland – 1.8%

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Odenton Christian School (PNC Bank N.A. LOC), 0.11%, 12/8/20 (1) (2)	3,300	3,300

Massachusetts – 1.1%

Massachusetts State Development Finance Agency Mass Credit Revenue Bonds, Series A, Wilber School Apartments Project (Bank of America N.A. LOC), 0.11%, 12/8/20 (1) (2)	1,000	1,000

Massachusetts State Health and Educational Facilities Authority Variable Revenue Bonds, Partners Healthcare Systems (TD Bank N.A. LOC), 0.10%, 12/8/20 (1) (2)	500	500

Massachusetts State Variable G.O. Limited Bonds, Series B, Central Artery, 0.09%, 12/1/20 (1) (2)	500	500
		2,000

Michigan – 0.8%

L’Anse Creuse Public Schools G.O. Unlimited Bonds (Q-SBLF Insured) (TD Bank N.A. LOC), 0.10%, 12/8/20 (1) (2)	1,400	1,400

University of Michigan Variable General Revenue Bonds, Series D-1, 0.07%, 12/1/20 (1) (2)	120	120
		1,520

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2020

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Minnesota – 5.7%

Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Variable Revenue Bonds, Series C-2, Allina Health (Wells Fargo Bank N.A. LOC), 0.11%, 12/8/20 (1) (2)	$90	$90

Minneapolis Student Residence Variable Revenue Bonds, Riverton Community Housing Project (Bridgewater Bank LOC), 0.20%, 12/8/20 (1) (2)	5,055	5,055

Minnetonka MFH Variable Revenue Bonds, Series B, Tonka on the Creek Project (Bridgewater Bank LOC), 0.19%, 12/8/20 (1) (2)	800	800

New Brighton MFH Variable Revenue Bonds (AMT), Golden Pond Housing Project (FNMA LOC), 0.22%, 12/8/20 (1) (2)	1,520	1,520

Saint Paul Port Authority Multifamily Variable Revenue Refunding Bonds, Bigos-Sibley Project, 0.23%, 12/8/20 (1) (2)	3,000	3,000
		10,465

Mississippi – 2.6%

Jackson County Pollution Control Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project, 0.09%, 12/1/20 (1) (2)	1,500	1,500

Jackson County Port Facility Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project, 0.10%, 12/1/20 (1) (2)	1,000	1,000

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series C, Chevron U.S.A., Inc. Project, 0.10%, 12/1/20 (1) (2)	210	210

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series G, Chevron U.S.A., Inc. Project, 0.10%, 12/1/20 (1) (2)	2,000	2,000
		4,710

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Missouri – 8.4%

Bridgeton Industrial Development Authority Variable Revenue Bonds, Stolze Printing Project (Carrollton Bank LOC), 0.17%, 12/8/20 (1) (2)	$1,800	$1,800

Missouri State Development Finance Board Variable Revenue Bonds, Kopytek Printing (Carrollton Bank LOC), 0.17%, 12/8/20 (1) (2)	835	835

Saint Louis IDA Variable Revenue Bonds, Mid-America Transplant (BMO Harris Bank N.A. LOC), 0.12%, 12/1/20 (1) (2)	3,065	3,065

Springfield IDA Variable Revenue Bonds (AMT), ABEC, Inc. Project (Guaranty Bank LOC), 0.20%, 12/8/20 (1) (2)	1,460	1,460

Springfield IDA Variable Revenue Bonds (AMT), ABEC, Inc. Project Plant Expansion (Guaranty Bank LOC), 0.17%, 12/8/20 (1) (2)	3,990	3,990

St. Charles County IDA Variable Revenue Refunding Bonds, Casalon Apartments Project (FNMA Insured) (FNMA LOC), 0.11%, 12/8/20 (1) (2)	4,385	4,385
		15,535

Nebraska – 3.5%

Custer County Midwestern Disaster Variable Revenue Bonds, Andersons Inc. Project (U.S. Bank N.A. LOC), 0.15%, 12/8/20 (1) (2)	5,000	5,000

Nebraska State Investment Finance Authority MFH Variable Revenue Bonds, Series A (AMT), Irvington Heights (Citibank N.A. LOC), 0.14%, 12/8/20 (1) (2)	1,500	1,500
		6,500

Nevada – 0.7%

Clark County Airport System Variable Subordinate Lien Revenue Bonds, Series D-1 (Sumitomo Mitsui Banking Corp. LOC), 0.12%, 12/8/20 (1) (2)	1,195	1,195

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

New Hampshire – 1.0%

New Hampshire State Health & Educational Facilities Authority Variable Revenue Bonds, Series B, Kendal at Hanover (TD Bank N.A. LOC), 0.11%, 12/8/20 (1) (2)	$1,805	$1,805

New York – 5.6%

Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries 2012G-2 (TD Bank N.A. LOC), 0.10%, 12/8/20 (1) (2)	550	550

New York Adjustable G.O. Unlimited Bonds Fiscal 2015, 0.12%, 12/1/20 (1) (2)	1,300	1,300

New York Adjustable G.O. Unlimited Bonds, Subseries D-4 (TD Bank N.A. LOC), 0.09%, 12/1/20 (1) (2)	1,000	1,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second General Resolution, Series BB, 0.10%, 12/1/20 (1) (2)	1,800	1,800

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series F-1, 0.10%, 12/1/20 (1) (2)	1,000	1,000

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, 0.12%, 12/1/20 (1) (2)	1,200	1,200

New York City Water and Sewer System Finance Authority Adjustable Revenue Bonds, 0.13%, 12/8/20 (1) (2)	1,360	1,360

New York State Dormitory Authority State Personal Income Tax Subordinate RANS, Series B, 5.00%, 3/31/21	1,000	1,016

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

New York – 5.6% – continued

Saint Lawrence County Individual Development Agency Variable Revenue Bonds, United Helpers Independent Living Corp. (NBT Bank N.A. LOC), 0.14%, 12/8/20 (1) (2)	$1,015	$1,015
		10,241

North Carolina – 1.6%

Yancey County Industrial Facilities & Pollution Control Financing Authority Industrial Development Variable Revenue Bonds (AMT), Altec Industries, Inc. Project (Truist Bank LOC), 0.24%, 12/8/20 (1) (2)	3,000	3,000

Ohio – 0.4%

Ross County Hospital Adjustable Revenue Bonds, Adena Health System (PNC Bank N.A. LOC), 0.10%, 12/8/20 (1) (2)	700	700

Oregon – 0.5%

Oregon Facilities Authority Variable Revenue Bonds, Quatama Crossing Housing Project (FNMA LOC), 0.20%, 12/8/20 (1) (2)	900	900

Pennsylvania – 3.0%

Lancaster County Hospital Authority Senior Living Facilities Variable Revenue Bonds, Quarryville Presbyterian (Manufacturers & Traders LOC), 0.15%, 12/8/20 (1) (2)	3,940	3,940

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds (TD Bank N.A. LOC), 0.10%, 12/8/20 (1) (2)	1,500	1,500
		5,440

South Carolina – 0.5%

South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Prisma Health Obligation Group (U.S. Bank N.A. LOC), 0.09%, 12/1/20 (1) (2)	1,000	1,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2020

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

South Dakota – 0.7%

South Dakota State Housing Development Authority MFH Variable Revenue Refunding Bonds (FNMA LOC), 0.20%, 12/8/20 (1) (2)	$1,300	$1,300

Tennessee – 3.5%

Blount County Public Building Authority Variable Revenue Bonds, Series C-3-A, Local Government Public Improvement (County Gtd.), 0.19%, 12/8/20 (1) (2)	2,900	2,900

Knox County Health and Educational Facilities Board Variable Revenue Bonds, Johnson Bible College Project (Home Federation Bank of Tennessee LOC), 0.16%, 12/8/20 (1) (2)	3,600	3,600
		6,500

Texas – 18.6%

Austin Texas Bonds, 0.45%, 2/18/21	1,300	1,300

Bexar County Housing Finance Authority Variable Revenue Refunding Bonds, Altamonte Apartments Projects (FNMA LOC), 0.18%, 12/8/20 (1) (2)	3,500	3,500

Bexar County Housing Finance Corp. Variable Revenue Refunding Bonds, Palisades Park Apartments Projects, 0.19%, 12/8/20 (1) (2)	3,155	3,155

Bowie County Industrial Development Corp. Adjustable Revenue Bonds, Texarkana Newspapers Inc. (JPMorgan Chase Bank N.A. LOC), 0.11%, 12/1/20 (1) (2)	1,400	1,400

Denton Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.12%, 12/8/20 (1) (2)	3,000	3,000

Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC), 0.12%, 12/8/20 (1) (2)	3,995	3,995

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97.0% – continued

Texas – 18.6% – continued

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, ExxonMobil Project, 0.10%, 12/1/20 (1) (2)	$1,400	$1,400

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Series A, ExxonMobil Project, 0.10%, 12/1/20 (1) (2)	350	350

Mesquite Independent School District Variable G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.), 0.21%, 12/8/20 (1) (2)	2,365	2,365

Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Bonds, Baylor Health Care System Project (TD Bank N.A. LOC), 0.09%, 12/1/20 (1) (2)	300	300

Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Bonds, Series A, Methodist Hospitals of Dallas Project (TD Bank N.A. LOC), 0.09%, 12/1/20 (1) (2)	1,200	1,200

Texas State Department of Housing and Community Affairs MFH Variable Revenue Bonds, Costa Mariposa Apartments, 0.17%, 12/8/20 (1) (2)	3,250	3,250

Texas State TRANS, 4.00%, 8/26/21	3,000	3,084

Texas State Variable G.O. Unlimited Bonds (AMT), Veterans Housing Fund, 0.18%, 12/8/20 (1) (2)	5,910	5,910
		34,209

Utah – 1.1%

Murray City Hospital Variable Revenue Bonds, Series D, IHC Health Services, Inc., 0.10%, 12/1/20 (1) (2)	1,000	1,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 97. 0% – continued

Utah – 1.1% – continued

Utah State Housing Corp. Multifamily Variable Revenue Bonds, Housing Florentine Villas (FHLMC LOC), 0.15%, 12/8/20 (1)(2)	$1,030	$1,030
		2,030

West Virginia – 3.2%

West Virginia State Hospital Finance Authority Variable Revenue Bonds, Series A, Charleston Area Medical Center (Truist Bank LOC), 0.13%, 12/8/20 (1)(2)	550	550

West Virginia State Hospital Finance Authority Variable Revenue Refunding Bonds, Cabell Hospital (Truist Bank LOC), 0.19%, 12/8/20 (1)(2)	5,370	5,370
		5,920
Total Municipal Investments
(Cost $178,432)		178,435

Total Investments – 97.0%
(Cost $178,432)		178,435

Other Assets less Liabilities – 3.0%		5,450
NET ASSETS – 100.0%		$183,885

(1)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of November 30, 2020 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

EDA – Economic Development Authority

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

Gtd. – Guaranteed

IDA – Industrial Development Authority

IDB – Industrial Development Board

LOC – Letter of Credit

MFH – Multi-Family Housing

PCR – Pollution Control Revenue

PSF – Permanent School Fund

Q-SBLF – Qualified School Bond Loan Fund

RANS – Revenue Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

Percentages shown are based on Net Assets.

At November 30, 2020, the industry sectors for the Portfolio were:

INDUS TRY SECTOR	% OF TOTAL INVESTMENTS
Housing	22.6%
Hospital	17.7
IDB & PCR	12.3
School	9.3
State	8.5
University	8.1
All other sectors less than 5%	21.5

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2020

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of November 30,

2020:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Investments (1)	$—	$178,435	$—	$178,435

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 6 portfolios as of November 30, 2020, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for all of the Trust’s portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following four money market portfolios: Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio and Municipal Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio is authorized to issue a fourth class of shares: Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At November 30, 2020, each of the Portfolios had Shares outstanding; the U.S. Government Portfolio and U.S. Government Select Portfolio had Service Shares outstanding; the Treasury Portfolio had Premier Shares outstanding; and the U.S. Government Select Portfolio had Williams Capital Shares outstanding. Premier Shares are currently only offered for the Treasury Portfolio.

Each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act. The Municipal Portfolio operates as an “institutional money market fund” under Rule 2a-7 of the 1940 Act and transacts in its shares at a floating net asset value (“NAV”), rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments held by the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio are currently valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Municipal Portfolio’s investments are valued at fair value. Fixed income securities are valued on the basis of evaluated prices provided by the Portfolio’s independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Portfolio, are valued at their amortized cost, which, according to NTI, approximates fair value.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2020

at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Certain Portfolios have entered into such repurchase agreements, as reflected in their accompanying Schedules of Investments, as of November 30, 2020.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements, as reflected in their accompanying Schedules of Investments, as of November 30, 2020.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of November 30, 2020, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Bank of America	$532,842	$(532,842)	$–
	Bank of Montreal	90,000	(90,000)	–
	Bank of Nova Scotia	1,000,000	(1,000,000)	–
	Barclays	3,035,000	(3,035,000)	–
	BNP Paribas	1,365,000	(1,365,000)	–
	Canadian Imperial Bank	1,550,000	(1,550,000)	–
	Citigroup	1,153,497	(1,153,497)	–
	Deutsche Bank	295,000	(295,000)	–
	Fixed Income Clearing Corp.	2,290,000	(2,290,000)	–
	HSBC Securities	935,000	(935,000)	–
	ING Financial Markets	145,000	(145,000)	–
	JPMorgan	7,550,000	(7,550,000)	–
	NatWest Markets	750,000	(750,000)	–
	Nomura Securities	1,450,000	(1,450,000)	–
	RBC Dominion Securities	4,000,000	(4,000,000)	–

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
	Royal Bank of Canada	$750,000	$(750,000)	$ –
	Societe Generale	3,882,842	(3,882,842)	–
	TD Securities	700,000	(700,000)	–
	Total	$31,474,181	$(31,474,181)	$ –
U.S. Government	Bank of America	$104,647	$(104,647)	$ –
	Barclays	500,000	(500,000)	–
	BNP Paribas	305,000	(305,000)	–
	Citigroup	393	(393)	–
	Fixed Income Clearing Corp.	1,405,000	(1,405,000)	–
	Goldman Sachs	1,200,000	(1,200,000)	–
	JPMorgan	230,000	(230,000)	–
	Royal Bank of Canada	1,795,000	(1,795,000)	–
	Societe Generale	854,647	(854,647)	–
	Total	$6,394,687	$(6,394,687)	$ –
U.S. Government Select	Bank of America	$840,000	$(840,000)	$ –
	Bank of Nova Scotia	500,000	(500,000)	–
	Barclays	2,275,000	(2,275,000)	–
	BNP Paribas	680,000	(680,000)	–
	Canadian Imperial Bank	1,550,000	(1,550,000)	–
	Citigroup	57,881	(57,881)	–
	Fixed Income Clearing Corp.	1,830,000	(1,830,000)	–
	JPMorgan	3,020,000	(3,020,000)	–
	Royal Bank of Canada	2,555,000	(2,555,000)	–
	Societe Generale	2,030,000	(2,030,000)	–
	Total	$15,337,881	$(15,337,881)	$ –

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date. The Municipal Portfolio’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

F) LIQUIDITY FEES AND REDEMPTION GATES The Municipal Portfolio may impose a liquidity fee of up to 2 percent on redemptions from the Portfolio or temporarily restrict redemptions from the Portfolio for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that the Portfolio’s weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets – If the Municipal Portfolio’s weekly liquid assets fall below 30 percent of the Portfolio’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Portfolio, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Portfolio fall below 30 percent of the total assets.

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MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2020

10 percent weekly liquid assets – If the Municipal Portfolio’s weekly liquid assets fall below 10 percent of the Portfolio’s total assets as of the end of a business day, the Portfolio will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interests of the Portfolio.

If the Municipal Portfolio imposes a redemption gate, the Portfolio and the Portfolio’s authorized intermediaries will not accept redemption orders until the Portfolio has notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Municipal Portfolio has invested 30 percent or more of its total assets in weekly liquid assets. A Portfolio may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees would generally be used to assist the Municipal Portfolio to stem redemptions during times of market stress.

A liquidity fee imposed by the Municipal Portfolio will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If the Municipal Portfolio’s weekly liquid assets fall below 10 percent of the Portfolio’s total assets, the Portfolio reserves the right to permanently suspend redemptions and liquidate if the Board determines that it is not in the best interests of the Portfolios to continue operating.

Liquidity fees, if any, are included in Payments for Shares Redeemed in Note 8 - Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Municipal Portfolio during the fiscal year ended November 30, 2020.

G) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.

At November 30, 2020, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Treasury	$1,047	$(1,047)	$–
U.S. Government	144	(144)	–
U.S. Government Select	257	(257)	–
Municipal	1	–	(1)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2020.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD		LONG-TERM CAPITAL LOSS CARRYFORWARD
Municipal		$(1)	$–

At November 30, 2020, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$2,197	$–
U.S. Government	576	–
U.S. Government Select	1,847	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

The tax character of distributions paid during the fiscal year ended November 30, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$ –	$370,222	$–
U.S. Government	–	96,959	–
U.S. Government Select	–	196,566	–
Municipal	1,744	1	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$ –	$943,338	$142
U.S. Government	–	302,834	–
U.S. Government
Select	–	542,858	70
Municipal	5,389	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2020, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility expired on November 16, 2020.

At a meeting held on August 19-20, 2020, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and is also administered by Citibank, N.A. The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 16, 2020 and will expire on November 15, 2021, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2020. There were no outstanding loan amounts at November 30, 2020.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).

ANNUAL MANAGEMENT FEE
Treasury	0.13%
U.S. Government	0.23%
U.S. Government Select	0.18%
Municipal	0.18%

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual portfolio operating expenses exceed 0.15 percent for the Treasury Portfolio, 0.25 percent for the U.S. Government Portfolio and 0.20 percent for each of the U.S. Government Select Portfolio and Municipal Portfolio of each Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2020

The contractual expense reimbursement arrangements described above are expected to continue until at least April 1, 2021. The contractual expense reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the fiscal year ended November 30, 2020, under the contractual expense reimbursement arrangements previously described are shown as Less expenses contractually reimbursed by investment adviser in the Statements of Operations. The contractual expense reimbursement receivables at November 30, 2020 were approximately $5,000 for the Treasury Portfolio and are shown as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield. During the fiscal year ended November 30, 2020, NTI reimbursed additional expenses in order to avoid a negative yield for the Treasury, U.S. Government, U.S. Government Select and Municipal Portfolios. In addition, NTI voluntarily reimbursed expenses for the U.S. Government Select Portfolio of 0.02 percent of the Portfolio’s average daily net assets from December 1, 2019 through November 30, 2020. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at November 30, 2020 were approximately $2,004,000, $962,000, $1,094,000 and $9,000 for the Treasury, U.S. Government, U.S. Government Select and Municipal Portfolios, respectively, and are included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolios’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to the shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2020, the following Portfolios engaged in purchases and/or sales of securities from an affiliated entity:

Amount in thousands	PURCHASES	SALES*
Municipal	$197,590		$(115,390)

*	During the fiscal year ended November 30, 2020, the realized gain (loss) associated with these transactions was zero.

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolios’ Statements of Operations as Income from affiliates.

6. U.S. FEDERAL RESERVE’S MONEY MARKET MUTUAL FUND LIQUIDITY FACILITY

The U.S. Federal Reserve established the Money Market Mutual Fund Liquidity Facility (“MMLF”) on March 18, 2020, to broaden its program of support for the flow of credit to households and businesses. Under the MMLF, loans are made available to eligible financial institutions secured by high-quality assets purchased by the financial institution from eligible money market mutual funds. From March 23, 2020 to March 25, 2020, the Municipal Portfolio sold securities with an aggregate value of approximately $23,142,000 to a financial institution in connection with the MMLF. These securities were sold at amortized cost and the Portfolio incurred no realized gain or loss.

7. INVESTMENT TRANSACTIONS

At November 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury	$–	$–	$–	$79,881,971
U.S. Government	–	–	–	17,127,326

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
U.S. Government Select	$–	$–	$–	$41,811,393
Municipal	3	–	3	178,432

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$175,425,747	$44,942	$(162,468,126)	$13,002,563
U.S. Government	250,265,201	726	(248,377,592)	1,888,335
U.S. Government Select	327,646,061	5,831	(313,244,833)	14,407,059
Municipal	131,190	487	(276,587)	(144,910)

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 131,189,000, 487,000 and (276,605,000), respectively.

Transactions in Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$79,736,971	$44,817	$(71,084,385)	$8,697,403
U.S. Government	211,188,826	2,872	(209,251,447)	1,940,251
U.S. Government Select	233,687,348	19,183	(231,776,322)	1,930,209
Municipal	304,810	1,436	(367,510)	(61,264)

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 304,814,000, 1,436,000 and (367,513,000), respectively.

Transactions in Service Shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS		PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$1,184	$–	*	$(3,159)	$(1,975)
U.S. Government Select	288,460	–		(284,005)	4,455

*	Amount rounds to less than one thousand.

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MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2020

Transactions in Service Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS		PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$2,096	$–	**	$(1,413)	$683
U.S. Government Select	329,984	–		(299,857)	30,127
Municipal	720	–	**	(2,009)	(1,289)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 720,000, 0 and (2,009,000), respectively.

**	Amount rounds to less than one thousand.

Transactions in Premier Shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$511,238,054	$–	$(494,848,076)	$16,389,978

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$385,482,235	$–	$(380,900,088)	$4,582,147

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$13,410,206	$703	$(12,302,709)	$1,108,200

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$1,772,347	$2,802	$(1,535,679)	$239,470

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

9. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

11. LIBOR TRANSITION

Certain of the Portfolios’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related investments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Portfolios’ investments, performance or financial condition. Until then, the

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2020

Portfolios may continue to invest in instruments that reference such Reference Rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

12. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Portfolios and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Portfolios’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Portfolio’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Portfolio invests, negatively impact a Portfolio’s performance, and cause losses on your investment in a Portfolio. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Portfolios.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the item noted below.

At a Board meeting held on November 18-19, 2020 (the “Meeting”), the Board determined, after consideration of a number of factors, that it is in the best interests of the Municipal Portfolio and its shareholders that the Portfolio be liquidated and terminated on or about February 12, 2021 pursuant to a plan of liquidation approved by the Board. The liquidation date may be changed at the discretion of the Trust’s officers. The pending liquidation of the Portfolio may be terminated and/or abandoned at any time before the Liquidation Date by action of the Board of the Trust.

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MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, and Municipal Portfolio, (collectively, the “Funds”), four separate portfolios of Northern Institutional Funds, including the schedules of investments as of November 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Northern Institutional Funds as of November 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended November 30, 2016 was audited by other auditors whose report dated January 20, 2017 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 22, 2021

We have served as the auditor of one or more Northern Trust investment companies since 2002.

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MONEY MARKET PORTFOLIOS

TAX AND DISTRIBUTION INFORMATION	NOVEMBER 30, 2020 (UNAUDITED)

During the fiscal year ended November 30, 2020, the percentage of dividends derived from net investment income paid by each of the following Portfolios as “exempt-interest dividends”, excludable from gross income for federal income tax purposes were as follows: Municipal Portfolio – 99.94%.

The American Jobs Creation Act (Sec. 871(k)) allows a regulated investment company to designate Qualified Interest Income (“QII”) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons. The Trust has designated the following percentages of income of the respective Portfolios as QII for the fiscal year ended November 30, 2020:

Treasury	100%
U.S. Government	100%
U.S. Government Select	100%

The Portfolios designate the maximum amount required to distribute long-term capital gain under IRC 852(b)(2)(3).

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MONEY MARKET PORTFOLIOS

FUND EXPENSE	NOVEMBER 30, 2020 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2020 through November 30, 2020.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 6/1/2020 – 11/30/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2020	ENDING ACCOUNT VALUE 11/30/2020	EXPENSES PAID* 6/1/2020- 11/30/2020
Actual	0.15%	$1,000.00	$1,000.40	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.25	$0.76
PREMIER SHARES
Actual	0.19%	$1,000.00	$1,000.20	$0.95
Hypothetical	0.19%	$1,000.00	$1,024.05	$0.96

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2020	ENDING ACCOUNT VALUE 11/30/2020	EXPENSES PAID* 6/1/2020- 11/30/2020
Actual	0.23%	$1,000.00	$1,000.10	$1.15
Hypothetical	0.23%	$1,000.00	$1,023.85	$1.16
SERVICE SHARES
Actual	0.24%	$1,000.00	$1,000.10	$1.20
Hypothetical	0.24%	$1,000.00	$1,023.80	$1.21

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2020	ENDING ACCOUNT VALUE 11/30/2020	EXPENSES PAID* 6/1/2020- 11/30/2020
Actual	0.18%	$1,000.00	$1,000.30	$0.90
Hypothetical	0.18%	$1,000.00	$1,024.10	$0.91
SERVICE SHARES
Actual	0.18%	$1,000.00	$1,000.30	$0.90
Hypothetical	0.18%	$1,000.00	$1,024.10	$0.91
WILLIAMS CAPITAL SHARES
Actual	0.18%	$1,000.00	$1,000.30	$0.90
Hypothetical	0.18%	$1,000.00	$1,024.10	$0.91

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2020	ENDING ACCOUNT VALUE 11/30/2020	EXPENSES PAID* 6/1/2020- 11/30/2020
Actual	0.17%	$1,000.00	$999.60	$0.85
Hypothetical	0.17%	$1,000.00	$1,024.15	$0.86

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2020. Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

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MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 49 portfolios in the Northern Funds Complex—Northern Funds offers 43 portfolios and Northern Institutional Funds consists of 6 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON - INTERESTED TRUSTEES

NAME, AGE, ADDRESS (1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Therese M. Bobek Age: 60 Trustee since 2019	• Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business since 2018; • Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.	• Methode Electronics, Inc.

Ingrid LaMae A. de Jongh Age: 55 Trustee since 2019

•  Chief Schooling Officer since May 2020 and Head of School Management and Technology from July 2016 to May 2020, Success Academy Charter Schools;

•  Member of the Board of Directors of Bank Leumi USA since 2016;

•  Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Age: 71 Trustee since 2013

•  Member of the State of Wisconsin Investment Board since 2015;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President—Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Thomas A. Kloet Age: 62 Trustee since 2015 and Chairperson since January 1, 2020

•  Chair of Boards of The NASDAQ Stock Market LLC, NASDAQ PHLX LLC and NASDAQ BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Age: 64 Trustee since 2017

•  Chief Financial Officer, Neo Tech (an electronics manufacturer) since June 2019;

•  Adjunct professor, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

Cynthia R. Plouché Age: 63 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018;

•  Trustee of AXA Premier VIP Trust (registered investment company—34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from 1991 to 2003, (a manager of fixed income portfolios for institutional clients).

• Barings Funds Trust (registered investment company—8 portfolios); Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings LLC)

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2020 (UNAUDITED)

NON-INTERESTED TRUSTEES

NAME, AGE, ADDRESS (1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Mary Jacobs Skinner, Esq. Age: 63 Trustee since 2000

•  Executive Committee member and Chair, Public Policy Committee, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow—2016;

•  Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None
INTERESTED TRUSTEE
NAME, AGE, ADDRESS (1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Darek Wojnar(4) Age: 55 Trustee since 2019

•  Director and Executive Vice President, Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. since 2018;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017;

•  Managing Director at Lattice Strategies, LLC from 2014 to 2016, acquired by Hartford Funds in 2016;

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013, including Barclay Global Investors, acquired by BlackRock in 2009;

•  Managing Member, Wojnar Group LLC, which offers consulting services within the publishing industry, since 2013.

• FlexShares Trust (registered investment company—29 portfolios)

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. The 15-year service limit does not apply to the service of Trustees of the Trust who began serving on the Board prior to July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act” ).

(4)

An “interested person,” as defined by the 1940 Act. Mr. Wojnar is an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE (1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Age: 62 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President since 2017	Director of Product Management, ETFs and Mutual Funds, Northern Trust Investments, Inc. since 2017; Director of Northern Trust Investments, Inc. since 2017; Director of ETF Product Management, Northern Trust Investments, Inc. from 2010 to 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since 2010; President of FlexShares Trust since 2017; Vice President of FlexShares Trust from 2011 to 2017.

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MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE (1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Kevin P. O’Rourke Age: 49 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Trust Investments, Inc. from 2009 to 2014.

Victor Fernandez Age: 44 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since September 2020	Senior Vice President of Northern Trust Investments, Inc. since September 2020; Deputy Chief Compliance Officer of Aegon USA Investment Management, LLC from 2017 to September 2020; Director of Aegon USA Investment Management, LLC from 2015 to 2017; Director of INTECH Investment Management LLC from 2011 to 2015.

Darlene Chappell Age: 57 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015, FlexShares Trust since 2011 and Belvedere Advisors LLC since September 2019; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund from 2011 to 2019; Vice President and Compliance Consultant for The Northern Trust Company since 2006.

Randal E. Rein Age: 50 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to 2018.

Michael J. Pryszcz Age: 53 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

Richard N. Crabill Age: 52 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Administration of The Northern Trust Company since 2011.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2020 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE (1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael G. Meehan Age: 50 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Vice President of Northern Trust Investments, Inc. from 2011 to 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to 2018.

John P. Gennovario Age: 60 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since August 2019	Vice President of Northern Trust Investments, Inc. since August 2019; Management Consultant, Principal Funds from September 2018 to April 2019; Financial Reporting Manager Consultant, BNY Mellon from December 2016 to June 2018; Vice President, Fund Accounting Unit Manager, U.S. Bancorp Fund Services and Accounting Manager, State Street Global Services from January 2016 to August 2016.

Gregory A. Chidsey Age: 51 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2013	Senior Vice President of Financial Reporting of The Northern Trust Company since 2010.

Craig R. Carberry, Esq. Age: 60 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since August 2019	Chief Legal Officer and Secretary of Northern Trust Investments, Inc. since May 2000; Chief Compliance Officer of Northern Trust Investments, Inc. from October 2015 to June 2017; Chief Legal Officer and Secretary of Belvedere Advisers LLC since September 2019; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC since 2015; Associate General Counsel and Senior Vice President at The Northern Trust Company since June 2015; Secretary of Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2004; Secretary of Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) from 2011 to 2019; Secretary of Northern Institutional Funds and Northern Funds from 2010-2018; Secretary of FlexShares Trust from 2011-2018.

Jose J. Del Real, Esq. Age: 43 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Assistant General Counsel and Senior Vice President of Northern Trust Company since August 2020; Senior Legal Counsel and Senior Vice President of The Northern Trust Company from 2017 to July 2020; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to 2017; Assistant Secretary of Northern Trust Investments, Inc. since 2016; Legal Counsel and Vice President of The Northern Trust Company from 2014 to 2015; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and from 2015 to 2018; Assistant Secretary of FlexShares Trust from 2015 to 2018; Secretary of FlexShares Trust since 2018.

Angela R. Burke, Esq. Age: 37 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2018	Vice President of The Northern Trust Company since 2016.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor. Each Officer also holds the same office with Northern Funds.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

INVESTMENT CONSIDERATIONS

MUNICIPAL PORTFOLIO1,3,4,6

TREASURY PORTFOLIO1,2

U.S. GOVERNMENT PORTFOLIO1,2,5

U.S. GOVERNMENT SELECT PORTFOLIO1,2,5

1 Money Market Risk: You could lose money by investing in the Portfolios. An investment in the Portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to a Portfolio at any time.

2 Stable NAV Risk: The Treasury, U.S. Government and U.S. Government Select Portfolios may be unable to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolios’ shares to decrease to a price less than $1.00 per share.

3 Floating NAV Risk: Because the share price of the Municipal Portfolio will fluctuate, when a shareholder sells shares they may be worth more or less than what a shareholder originally paid for them.

4 Tax Risk: Future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Municipal Portfolio to pay tax-exempt dividends.

5 U.S. Government Securities Risk: There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the U.S. Government or U.S. Government Select Portfolios may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

6 Liquidity Fee and Redemption Gate Risk: The Municipal Portfolio may impose a “liquidity fee” (up to 2 percent) or a “redemption gate” that temporarily restricts a shareholder‘s ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

INDEX DEFINITIONS

MUNICIPAL PORTFOLIO2

TREASURY PORTFOLIO3

U.S. GOVERNMENT PORTFOLIO1

U.S. GOVERNMENT SELECT PORTFOLIO1

1 iMoneyNet Fund AverageTM — Government/Agencies Institutional category includes the most broadly based of the government institutional portfolios. These portfolios may invest in U.S. Treasuries, U.S. agencies, repos or government-backed floating rate notes. It is not possible to invest directly in an index.

2 iMoneyNet Fund AverageTM — Tax-Free Institutional category includes all institutional national and state tax free and municipal money funds. Portfolio holdings of tax-free portfolios include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds—6 months or less, put bonds—over 6 months, AMT paper and other tax-free holdings. It is not possible to invest directly in an index.

3 iMoneyNet Fund AverageTM — Treasury & Repo Institutional category includes only institutional government portfolios that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury. It is not possible to invest directly in an index.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com/institutional) as of each month-end for the previous six months. The Portfolios’ Forms N-MFP are available electronically on the SEC’s website (sec.gov).

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and

Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NORTHERN INSTITUTIONAL FUNDS LIQUID ASSETS PORTFOLIO
ANNUAL REPORT NOVEMBER 30, 2020

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	PORTFOLIO MANAGEMENT COMMENTARY

3	STATEMENT OF ASSETS AND LIABILITIES

4	STATEMENT OF OPERATIONS

5	STATEMENT OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	LIQUID ASSETS PORTFOLIO

10	NOTES TO THE FINANCIAL STATEMENTS

15	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

16	FUND EXPENSES

17	TRUSTEES AND OFFICERS

21	INVESTMENT CONSIDERATIONS

24	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the fund in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

Fears of the global COVID-19 pandemic and resulting widespread shutdowns of commerce across the globe prompted a sharp repricing of global markets in February and March 2020. Prices of U.S. equities tumbled, with many markets suffering their worst performance since the 2008-2009 financial crisis. The U.S. Federal Reserve (“Fed”) reacted to the sharp decline in economic activity with historic measures, cutting the federal funds target rate (“fed funds rate”) twice in emergency meetings by a total of 150 basis points in just two weeks in March 2020. The fed funds rate now sits at 0.00% to 0.25%. At its June 2020 meeting, the Fed’s Federal Open Market Committee (“FOMC”) sent a strong signal to markets with its summary of economic projections indicating that its target range is likely to remain pinned at 0.00% to 0.25% for years to come.

The money markets were not immune to the significant volatility and challenging liquidity conditions observed across global markets during the onset of the pandemic. Government money market funds experienced record inflows between February and May 2020 before seeing a slow retreat in assets through the remainder of the 2020 period, as the Fed’s unprecedented support prompted U.S. equities to stage an impressive rebound. Additionally, the need to fund fiscal stimulus measures pushed the supply of U.S. Treasury bills meaningfully higher throughout the first half of 2020—welcome but temporary relief for government money market funds. A reduction in supply toward the end of the 2020 period supported a slow decline in the yields of U.S. Treasury bills and other government money market instruments. We viewed the money market yield curve as attractive relative to the expected pace of rate cuts and managed the Portfolio’s duration to be long relative to its peer group throughout 2020. We will continue to monitor market pricing closely and selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2020, the Portfolio posted a 0.65% return, compared with the 0.43% return of the iMoneyNet Fund Average™ — Government/Agencies Institutional category. As of November 30, 2020, the Portfolio’s 7-day current yield was 0.09%.

ADDITIONAL INFORMATION

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Current 7-Day Yield refers to income generated over the 7-day period ended November 30, 2020. Current 7-Day Yield more closely reflects the current earnings of the Portfolio than the total return. Performance reflects contractual fee waivers in effect. In their absence, performance may be reduced. Performance data current to the most recent month-end is available at northerntrust.com/liquidassets.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

MATURITY ANALYSIS

At November 30, 2020, the maturity analysis for the Liquid Assets Portfolio as a percentage of investments was:

MATURITY	%
OVERNIGHT (1 BUSINESS DAY)	52.6%
2 - 15 DAYS	8.5
16 - 30 DAYS	7.5
31 - 60 DAYS	12.0
61 - 97 DAYS	12.8
98 - 180 DAYS	6.6
181 - 270 DAYS	1.2
271 - 366 DAYS	1.2
367 - 397 DAYS	1.2

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	NOVEMBER 30, 2020

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$425,303
Repurchase agreements, at cost, which approximates fair value	402,863
Interest income receivable	167
Receivable for securities sold	622
Receivable for fund shares sold	63,185
Receivable from affiliates for expense reimbursements	46
Prepaid and other assets	4
Total Assets	892,190
LIABILITIES:
Cash overdraft	63,807
Payable for securities purchased	20,377
Distributions payable to shareholders	49
Payable to affiliates:
Management fees	55
Custody fees	9
Transfer agent fees	16
Trustee fees	12
Accrued other liabilities	22
Total Liabilities	84,347
Net Assets	$807,843
ANALYSIS OF NET ASSETS:
Capital stock	$807,840
Distributable earnings	3
Net Assets	$807,843
Total Shares Outstanding (no par value, unlimited shares authorized)	807,839
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2020

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$5,538
Total Investment Income	5,538
EXPENSES:
Management fees	760
Custody fees	62
Transfer agent fees	114
Printing fees	19
Audit fees	8
Legal fees	79
Trustee fees	13
Other	20
Total Expenses	1,075
Less expenses contractually reimbursed by investment adviser	(830)
Net Expenses	245
Net Investment Income	5,293
NET REALIZED GAINS:
Net realized gains on:
Investments	2
Net Gains	2
Net Increase in Net Assets Resulting from Operations	$5,295

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2020

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2020	2019
OPERATIONS:
Net investment income	$5,293	$18,279
Net realized gains	2	—
Net Increase in Net Assets Resulting from Operations	5,295	18,279
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	11,644	26,723
Net Increase in Net Assets Resulting from Capital Share Transactions	11,644	26,723
DISTRIBUTIONS PAID:
Distributable earnings	(5,293)	(18,284)
Total Distributions Paid	(5,293)	(18,284)
Total Increase in Net Assets	11,646	26,718
NET ASSETS:
Beginning of year	796,197	769,479
End of year	$807,843	$796,197

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

LIQUID ASSETS PORTFOLIO
Selected per share data	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.02	0.01	— (1)
Net realized gains (losses)(1)	—	—	—	—	—
Net increase from payment by affiliate	—	—	—	—	—
Total from Investment Operations	0.01	0.02	0.02	0.01	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.02)	(0.01)	— (1)
From net realized gains	—	—	—	—	— (2)
Total Distributions Paid	(0.01)	(0.02)	(0.02)	(0.01)	—
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.65%	2.27%	1.78%	0.85%	0.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$807,843	$796,197	$769,479	$1,305,022	$3,011,970
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses, before waivers, reimbursements and credits	0.14%	0.15%	0.14%	0.14%	0.13%
Net investment income, net of waivers, reimbursements and credits	0.70%	2.28%	1.72%	0.80%	0.46%
Net investment income, before waivers, reimbursements and credits	0.59%	2.16%	1.61%	0.69%	0.36%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	NOVEMBER 30, 2020

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 20.5% (1)

Federal Farm Credit Bank – 3.3%

FFCB Discount Notes, 0.13%, 8/11/21(2)	$200	$200

FFCB Notes,

(Floating, U.S. SOFR + 0.08%), 0.16%, 12/1/20(3)	2,640	2,640

(Floating, U.S. Federal Funds + 0.14%), 0.22%, 12/1/20(3)	7,000	7,000

(Floating, U.S. SOFR + 0.18%), 0.26%, 12/1/20(3)	1,000	1,000

(Floating, U.S. SOFR + 0.19%), 0.27%, 12/1/20(3)	9,000	9,000

(Floating, U.S. Federal Funds + 0.20%), 0.28%, 12/1/20(3)	7,000	7,000
		26,840

Federal Home Loan Bank – 17.2%

FHLB Bonds,

0.11%, 1/25/21	10,000	10,000

0.12%, 2/18/21	15,000	15,000

FHLB Discount Notes,

0.09%, 12/2/20(2)	10,000	10,000

0.10%, 1/6/21(2)	10,000	9,999

FHLB Notes,

(Floating, U.S. SOFR + 0.01%), 0.09%, 12/1/20(3)	5,000	5,000

(Floating, U.S. SOFR + 0.02%), 0.10%, 12/1/20(3)	20,000	20,000

(Floating, U.S. SOFR + 0.03%), 0.11%, 12/1/20(3)	25,000	25,000

(Floating, U.S. SOFR + 0.08%), 0.16%, 12/1/20(3)	34,000	34,000

(Floating, U.S. SOFR + 0.15%), 0.23%, 12/1/20(3)	5,000	5,000

(Floating, U.S. SOFR + 0.16%), 0.24%, 12/1/20(3)	5,000	5,000
		138,999
Total U.S. Government Agencies
(Cost $165,839)		165,839

U.S. GOVERNMENT OBLIGATIONS – 32.1%

U.S. Treasury Bills – 27.0%

0.16%, 12/1/20(2)	15,000	15,000

0.19%, 12/10/20(2)	15,000	14,999

0.10%, 12/22/20(2)	7,000	7,000

0.10%, 12/24/20(2)	25,000	24,998

U.S. Treasury Bills – 27.0% continued

0.11%, 1/12/21(2)	$10,000	$9,999

0.10%, 1/14/21(2)	7,000	6,999

0.12%, 1/19/21(2)	8,955	8,954

0.10%, 1/21/21(2)	25,000	24,997

0.10%, 1/26/21(2)	6,000	5,999

0.10%, 2/11/21(2)	25,000	24,995

0.09%, 3/9/21(2)	10,000	9,998

0.11%, 3/16/21(2)	8,700	8,697

0.10%, 3/18/21(2)	10,000	9,997

0.12%, 3/23/21(2)	1,605	1,604

0.11%, 4/8/21(2)	7,000	6,997

0.12%, 4/15/21(2)	7,000	6,997

0.09%, 4/27/21(2)	10,000	9,996

0.09%, 6/3/21(2)	10,000	9,995

0.14%, 11/4/21(2)	10,000	9,987
		218,208

U.S. Treasury Floating Rate Notes – 3.8%

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.14%, 12/1/20(3)	5,000	5,000

(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.20%, 12/1/20(3)	5,000	5,000

(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 0.22%, 12/1/20(3)	10,000	9,997

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.31%, 12/1/20(3)	11,000	10,999
		30,996

U.S. Treasury Notes – 1.3%

2.63%, 12/15/21	10,000	10,260
Total U.S. Government Obligations
(Cost $259,464)		259,464

Investments, at Amortized Cost
($425,303)		425,303

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 49.9%

Joint Repurchase Agreements – 4.1% (4) (5)

Bank of America Securities LLC, dated 11/30/20, repurchase price $16,356, 0.06%, 12/7/20	$16,356	$16,356

Societe Generale, New York Branch, dated 11/30/20, repurchase price $16,356, 0.07%, 12/7/20	16,356	16,356
		32,712

Repurchase Agreements – 45.8% (6)

Bank of America N.A., dated 11/30/20, repurchase price $115,000, 0.09%, 12/1/20	115,000	115,000

Citigroup Global Markets, Inc., dated 11/30/20, repurchase price $140,151, 0.07%, 12/1/20	140,151	140,151

Fixed Income Clearing Corp., dated 11/30/20, repurchase price $50,000, 0.08%, 12/1/20	50,000	50,000

JPMorgan Securities LLC, dated 11/30/20, repurchase price $15,002, 0.13%, 3/5/21	15,000	15,000

JPMorgan Securities LLC, dated 11/30/20, repurchase price $50,000, 0.10%, 12/1/20	50,000	50,000
		370,151
Total Repurchase Agreements
(Cost $402,863)		402,863

Total Investments – 102.5%
(Cost $828,166)		828,166

Liabilities less Other Assets – (2.5%)		(20,323)
NET ASSETS – 100.0%		$807,843

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of November 30, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$33,292	0.63% — 1.13%	1/15/21 — 7/15/21

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$8,092	3.00%	3/10/28
FHLMC	$16,935	0.38% — 5.00%	9/23/25 — 2/1/42
GNMA	$160,293	2.75% — 6.00%	7/15/36 —1/15/54
U.S. Treasury Bonds	$180,776	2.50% — 5.50%	4/15/28 — 5/15/46
U.S. Treasury Notes	$13,238	0.75% — 3.13%	7/15/28 — 11/15/28
Total	$379,334

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation GNMA – Government National Mortgage Association MMY – Money Market Yield SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2020

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2020:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$—	$828,166	$—	$828,166
(1) Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 6 portfolios as of November 30, 2020, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in its accompanying Schedule of Investments, as of November 30, 2020.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements, as reflected in its accompanying Schedule of Investments, as of November 30, 2020.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of November 30, 2020, the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2020

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNT*
			FINANCIAL INSTRUMENTS
Liquid Assets	Bank of America	$131,356	$(131,356)	$–
	Citigroup	140,151	(140,151)	–
	Fixed Income Clearing Corp.	50,000	(50,000)	–
	JPMorgan	65,000	(65,000)	–
	Societe Generale	16,356	(16,356)	–
	Total	$402,863	$(402,863)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio.

At November 30, 2020, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)		ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Liquid Assets	$ —	*	$ —	*

*	Amounts round to less than $1,000.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2020.

At November 30, 2020, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$63	$ —

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$6,171	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$18,791	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility expired on November 16, 2020.

At a meeting held on August 19-20, 2020, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and is also administered by Citibank, N.A. The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 16, 2020 and will expire on November 15, 2021, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2020. There were no outstanding loan amounts at November 30, 2020.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to the extent the total annual portfolio operating expenses of the Portfolio exceed 0.03 percent of the Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangement described above is expected to continue until at least April 1, 2021. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the fiscal year ended November 30, 2020, under the contractual expense reimbursement arrangement previously described are shown as Less expenses contractually reimbursed by investment adviser in the

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2020

Statement of Operations. The contractual expense reimbursement receivable at November 30, 2020 is shown as Receivable from affiliates for expense reimbursements in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that the Portfolio will be able to avoid a negative yield. Any such reimbursement is paid monthly to the Portfolio by NTI.

During the fiscal year ended November 30, 2020, NTI did not voluntarily reimburse any additional expenses of the Portfolio.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolio’s Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2020, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolio’s Statement of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At November 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$—	$—	$—	$828,166

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$11,866,154	$—	$(11,854,510)	$11,644

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2020

Transactions in capital shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$10,807,791	$—	$(10,781,068)	$26,723

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

10. LIBOR TRANSITION

Certain of the Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related investments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on the Portfolio’s investments, performance or financial condition. Until then, the Portfolio may continue to invest in instruments that reference such Reference Rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

11. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Portfolio and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Portfolio’s service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in the Portfolio’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Portfolio invests, negatively impact the Portfolio’s performance, and cause losses on your investment in the Portfolio. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Portfolio.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

LIQUID ASSETS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Liquid Assets

Portfolio (the “Fund”), one of the portfolios constituting Northern Institutional Funds, as of November 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, one of the portfolios constituting Northern Institutional Funds, as of November 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended November 30, 2016 were audited by other auditors whose report dated January 20, 2017 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 22, 2021

We have served as the auditor of one or more Northern Trust investment companies since 2002.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	NOVEMBER 30, 2020 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2020 through November 30, 2020.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 6/1/2020 - 11/30/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2020	ENDING ACCOUNT VALUE 11/30/2020	EXPENSES PAID* 6/1/2020 - 11/30/2020
Actual	0.03%	$1,000.00	$1,000.80	$0.15
Hypothetical	0.03%	$1,000.00	$1,024.85	$0.15

*

Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2020. Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

LIQUID ASSETS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS	NOVEMBER 30, 2020 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 49 portfolios in the Northern Funds Complex—Northern Funds offers 43 portfolios and Northern Institutional Funds consists of 6 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES

NAME, AGE, ADDRESS(1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Therese M. Bobek Age: 60 Trustee since 2019	• Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business since 2018; • Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.	• Methode Electronics, Inc.

Ingrid LaMae A. de Jongh Age: 55 Trustee since 2019

•  Chief Schooling Officer since May 2020 and Head of School Management and Technology from July 2016 to May 2020, Success Academy Charter Schools;

•  Member of the Board of Directors of Bank Leumi USA since 2016;

•  Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Age: 71 Trustee since 2013

•  Member of the State of Wisconsin Investment Board since 2015;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President—Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Thomas A. Kloet Age: 62 Trustee since 2015 and Chairperson since January 1, 2020

•  Chair of Boards of The NASDAQ Stock Market LLC, NASDAQ PHLX LLC and NASDAQ BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Age: 64 Trustee since 2017

•  Chief Financial Officer, Neo Tech (an electronics manufacturer) since June 2019;

•  Adjunct professor, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

Cynthia R. Plouché Age: 63 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018;

•  Trustee of AXA Premier VIP Trust (registered investment company—34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from 1991 to 2003, (a manager of fixed income portfolios for institutional clients).

• Barings Funds Trust (registered investment company—8 portfolios); Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings LLC)

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued

NON-INTERESTED TRUSTEES

NAME, AGE, ADDRESS(1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Mary Jacobs Skinner, Esq. Age: 63 Trustee since 2000

•  Executive Committee member and Chair, Public Policy Committee, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow—2016;

•  Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None
INTERESTED TRUSTEE

NAME, AGE, ADDRESS(1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Darek Wojnar(4) Age: 55 Trustee since 2019

•  Director and Executive Vice President, Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. since 2018;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017;

•  Managing Director at Lattice Strategies, LLC from 2014 to 2016, acquired by Hartford Funds in 2016;

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013, including Barclay Global Investors, acquired by BlackRock in 2009;

•  Managing Member, Wojnar Group LLC, which offers consulting services within the publishing industry, since 2013.

• FlexShares Trust (registered investment company—29 portfolios)

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. The 15-year service limit does not apply to the service of Trustees of the Trust who began serving on the Board prior to July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)

An “interested person,” as defined by the 1940 Act. Mr. Wojnar is an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Age: 62 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President since 2017	Director of Product Management, ETFs and Mutual Funds, Northern Trust Investments, Inc. since 2017; Director of Northern Trust Investments, Inc. since 2017; Director of ETF Product Management, Northern Trust Investments, Inc. from 2010 to 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since 2010; President of FlexShares Trust since 2017; Vice President of FlexShares Trust from 2011 to 2017.

LIQUID ASSETS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2020 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Kevin P. O’Rourke Age: 49 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Trust Investments, Inc. from 2009 to 2014.

Victor Fernandez Age: 44 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since September 2020	Senior Vice President of Northern Trust Investments, Inc. since September 2020; Deputy Chief Compliance Officer of Aegon USA Investment Management, LLC from 2017 to September 2020; Director of Aegon USA Investment Management, LLC from 2015 to 2017; Director of INTECH Investment Management LLC from 2011 to 2015.

Darlene Chappell Age: 57 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015, FlexShares Trust since 2011 and Belvedere Advisors LLC since September 2019; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund from 2011 to 2019; Vice President and Compliance Consultant for The Northern Trust Company since 2006.

Randal E. Rein Age: 50 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to 2018.

Michael J. Pryszcz Age: 53 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

Richard N. Crabill Age: 52 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Administration of The Northern Trust Company since 2011.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2020 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael G. Meehan Age: 50 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Vice President of Northern Trust Investments, Inc. from 2011 to 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to 2018.

John P. Gennovario Age: 60 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since August 2019	Vice President of Northern Trust Investments, Inc. since August 2019; Management Consultant, Principal Funds from September 2018 to April 2019; Financial Reporting Manager Consultant, BNY Mellon from December 2016 to June 2018; Vice President, Fund Accounting Unit Manager, U.S. Bancorp Fund Services and Accounting Manager, State Street Global Services from January 2016 to August 2016.

Gregory A. Chidsey Age: 51 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2013	Senior Vice President of Financial Reporting of The Northern Trust Company since 2010.

Craig R. Carberry, Esq. Age: 60 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since August 2019	Chief Legal Officer and Secretary of Northern Trust Investments, Inc. since May 2000; Chief Compliance Officer of Northern Trust Investments, Inc. from October 2015 to June 2017; Chief Legal Officer and Secretary of Belvedere Advisers LLC since September 2019; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC since 2015; Associate General Counsel and Senior Vice President at The Northern Trust Company since June 2015; Secretary of Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2004; Secretary of Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) from 2011 to 2019; Secretary of Northern Institutional Funds and Northern Funds from 2010-2018; Secretary of FlexShares Trust from 2011-2018.

Jose J. Del Real, Esq. Age: 43 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Assistant General Counsel and Senior Vice President of Northern Trust Company since August 2020; Senior Legal Counsel and Senior Vice President of The Northern Trust Company from 2017 to July 2020; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to 2017; Assistant Secretary of Northern Trust Investments, Inc. since 2016; Legal Counsel and Vice President of The Northern Trust Company from 2014 to 2015; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and from 2015 to 2018; Assistant Secretary of FlexShares Trust from 2015 to 2018; Secretary of FlexShares Trust since 2018.

Angela R. Burke, Esq. Age: 37 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2018	Vice President of The Northern Trust Company since 2016.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor. Each Officer also holds the same office with Northern Funds.

LIQUID ASSETS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

INVESTMENT CONSIDERATIONS

LIQUID ASSETS PORTFOLIO

Money Market Risk: You could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Stable NAV Risk: The Portfolio may be unable to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

U.S. Government Securities Risk: There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	21	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

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LIQUID ASSETS PORTFOLIO	22	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

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NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	23	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com/liquid-assets-portfolio) as of each month-end for the previous six months. The Portfolio’s Forms N-MFP are available electronically on the SEC’s website (sec.gov).

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO	24	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

Item 1. Reports to Stockholders.

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3).

NORTHERN INSTITUTIONAL FUNDS®

ID: 34524 4386 29746 16217

Important Shareholder Report(s) Available Online and in Print by Request. Reports contain important information about your fund, including its portfolio holdings and financial statements. We encourage you to review your shareholder report(s) at the website(s) below:

https://www.northerntrust.com/nif-webpage

Northern Institutional Funds Municipal Portfolio
Northern Institutional Funds Treasury Portfolio
Northern Institutional Funds U.S. Government Portfolio
Northern Institutional Funds U.S. Government Select Portfolio

You can request a mailed or email copy, or elect to receive paper reports in the future by calling or visiting (otherwise you will not receive a paper or e-mail copy):
1-866-345-5954
www.FundReports.com

Go paperless! Receive communications electronically at **http://www.icsdelivery.com/northernfunds**

▼ TO OPEN, FOLD AND TEAR ALONG THIS PERFORATION ▼

NORTHERN INSTITUTIONAL FUNDS
2160 EAST ELLIOT ROAD
ATTN:PROXY / REGULATORY MAILING DIVISION
TEMPE ARIZONA, 85284

PRSRT STD
US POSTAGE
PAID
FARMINGDALE, NY
PERMIT NO 225

Notice of Internet Availability of Shareholder Report(s)

JANE INVESTOR
123 MAIN STREET
APARTMENT 123
ANYTOWN, NY 12345

K97688

001457561

Learn how to read a Mutual Fund
shareholder report here:

www.sec.gov/investor/alerts/ib_readmfreport.pdf

NORTHERN INSTITUTIONAL FUNDS®

ID: 34524 4386 29746 16217

Important Shareholder Report(s) Available Online and in Print by Request. Reports contain important information about your fund, including its portfolio holdings and financial statements. We encourage you to review your shareholder report(s) at the website(s) below:

https://www.northerntrust.com/liquid-assets

Northern Institutional Funds Liquid Assets Porfolio

You can request a mailed or email copy, or elect to receive paper reports in the future by calling or visiting (otherwise you will not receive a paper or e-mail copy):

1-866-345-5954

www.FundReports.com

Go paperless! Receive communications electronically at http://www.icsdelivery.com/northernfunds

▼ TO OPEN, FOLD AND TEAR ALONG THIS PERFORATION ▼

NORTHERN INSTITUTIONAL FUNDS
2160 EAST ELLIOT ROAD
ATTN:PROXY / REGULATORY MAILING DIVISION
TEMPE ARIZONA, 85284

PRSRT STD
US POSTAGE
PAID
FARMINGDALE, NY
PERMIT NO 225

Notice of Internet Availability of Shareholder Report(s)

JANE INVESTOR
123 MAIN STREET
APARTMENT 123
ANYTOWN, NY 12345

K97688

001457561

Learn how to read a Mutual Fund
shareholder report here:

www.sec.gov/investor/alerts/ib_readmfreport.pdf

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	The registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David R. Martin is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees for the fiscal year ended November 30, 2020 were billed by the principal accountant related to the registrant. The principal accountant billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended November 30, 2020 and November 30, 2019, respectively, as follows:

	2020					2019
	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$98,875		$0	$4,614,521	(3)	$113,000		$0	$4,398,355	(3)
(b) Audit-Related Fees	$20,780	(1)	$0	$29,500	(4)	$21,000	(1)	$0	$151,667	(7)
(c) Tax Fees	$18,780	(2)	$0	$5,467,864	(5)	$18,780	(2)	$0	$4,319,505	(5)
(d) All Other Fees	$0		$0	$140,344	(6)	$0		$0	$135,262	(6)

(1)	Amount relates to 17f-2 procedures.
(2)	Amounts relate to excise tax return review and registered investment company tax return review.
(3)	Amounts relate to audit fees on The Northern Trust Company sponsored funds.
(4)	Amount relates to agreed upon procedures for The Northern Trust Company.
(5)	Amounts relate to international tax compliance and consulting, tax fees on various Northern sponsored funds, and general tax consultations for The Northern Trust Company.
(6)	Amounts relate to regulatory consulting, Sarbanes-Oxley consulting, BASAL Committee support, and other consulting services.
(7)	Amount relates to performance examination services performed for Northern Global Investments Limited, agreed upon procedures for The Northern Trust Company, and other attestation engagements.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by the principal accountant for the fiscal years ended November 30, 2020 and November 30, 2019, respectively, are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by the principal accountant other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the Northern Institutional Funds’ Amended and Restated Audit Committee Charter adopted on August 3, 2006, as amended, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by the principal accountant for services rendered to the registrant and service affiliates for the last two fiscal years were $5,637,708 and $4,646,214 for 2020 and 2019, respectively.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Exhibit 99.CODE: Incorporated by reference to Exhibit 13(a)(1) to the report filed on February 5, 2020 (Accession Number 000193125-20-025157).

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: February 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: February 5, 2021

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: February 5, 2021